UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Finance-Commercial: 0.7%
12,984	Horizon Technology Finance Corp.	$187,878
Investment Companies: 77.9%
176,618	Apollo Investment Corp.	1,490,656
232,262	Ares Capital Corp.	4,113,360
115,751	BlackRock Kelso Capital Corp.	1,075,327
155,003	Fifth Street Finance Corp.	1,458,578
32,671	Gladstone Capital Corp.	322,463
48,484	Golub Capital BDC, Inc.	887,257
45,632	KCAP Financial, Inc.	363,687
43,677	Main Street Capital Corp.	1,479,777
110,787	MCG Capital Corp.	495,218
38,831	Medallion Financial Corp.	517,617
35,188	MVC Capital, Inc.	501,429
38,642	New Mountain Finance Corp.	571,129
31,891	NGP Capital Resources Co.	235,993
103,531	PennantPark Investment Corp.	1,171,971
212,172	Prospect Capital Corp.	2,306,310
56,085	Solar Capital Ltd.	1,241,161
15,779	Solar Senior Capital Ltd.	285,126
38,614	TCP Capital Corp.	668,794
41,142	THL Credit, Inc.	650,866
82,961	TICC Capital Corp.	842,054
43,059	Triangle Capital Corp.	1,160,871
		21,839,644
Investment Management / Advisory Services: 3.1%
62,468	Medley Capital Corp.	861,434
Private Equity: 13.6%
221,993	American Capital Ltd. *	3,465,311
41,190	Gladstone Investment Corp.	334,875
		3,800,186
Venture Capital: 4.8%
48,475	Harris & Harris Group, Inc. *	145,910
75,965	Hercules Technology Growth Capital, Inc.	1,204,805
		1,350,715
Total Common Stocks (Cost: $27,777,657)		28,039,857
MONEY MARKET FUND: 0.0% (Cost: $7,200)
7,200	Dreyfus Government Cash Management Fund	7,200
Total Investments: 100.1% (Cost: $27,784,857)		28,047,057
Liabilities in excess of other assets: (0.1)%		(14,708)
NET ASSETS: 100.0%		$28,032,349

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Finance - Commercial	0.7%	$187,878
Investment Companies	77.9	21,839,644
Investment Management / Advisory Services	3.1	861,434
Private Equity	13.5	3,800,186
Venture Capital	4.8	1,350,715
Money Market Fund	0.0	7,200
	100.0%	$28,047,057

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$28,039,857	$—	$—	$28,039,857
Money Market Fund	7,200	—	—	7,200
Total	$28,047,057	$—	$—	$28,047,057

*  See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 35.5%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$28,800
Austria: 0.3%
USD	50,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	45,750
Bermuda: 1.7%
USD	80,000	Digicel Group Ltd. 10.50%, 04/15/14 (c) 144A	85,440
	200,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	183,500
			268,940
Brazil: 1.9%
USD	160,000	Banco do Brasil S.A. 5.88%, 01/26/22 Reg S	152,200
	80,000	Itau Unibanco Holding S.A. 6.20%, 04/15/20 144A	83,200
EUR	50,000	Vale S.A. 4.38%, 03/24/18	73,151
			308,551
British Virgin Islands: 2.4%
USD	200,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	194,946
	200,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	198,025
			392,971
Cayman Islands: 5.0%
USD	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	112,216
	100,000	Country Garden Holdings Co., Ltd. 11.25%, 04/22/14 (c) Reg S	106,750
	100,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 Reg S	106,375
	150,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	183,728
EUR	100,000	IPIC GMTN Ltd. 4.88%, 05/14/16 Reg S	146,159
		Petrobras International Finance Co.
USD	100,000	3.50%, 02/06/17	101,216
	60,000	6.75%, 01/27/41	54,208
			810,652
Chile: 0.7%
USD	93,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	112,922
China / Hong Kong: 1.2%
USD	100,000	Bank of China 5.55%, 02/11/20 Reg S	107,794
	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	96,125
			203,919
Colombia: 1.2%
USD	80,000	Bancolombia S.A. 5.13%, 09/11/22	75,155
	70,000	Ecopetrol S.A. 5.88%, 09/18/23	72,975
COP	86,000,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	43,586
			191,716
Curacao: 0.6%
USD	100,000	Teva Pharmaceutical 2.95%, 12/18/22	92,641
Czech Republic: 0.5%
EUR	50,000	CEZ A.S. 4.50%, 06/29/20 Reg S	77,445
India: 1.3%
USD	100,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	105,013
	100,000	State Bank of India 4.50%, 07/27/15 Reg S	103,402
			208,415
Indonesia: 0.4%
USD	70,000	Pertamina Persero Pt 4.30%, 05/20/23 144A	59,675
Ireland: 0.7%
USD	100,000	Vimpel Communications 9.13%, 04/30/18 Reg S	115,125
Israel: 0.7%
USD	100,000	Israel Electric Corp. Ltd. 7.25%, 01/15/19 144A	112,232
Kazakhstan: 0.7%
USD	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	111,120
Luxembourg: 3.3%
USD	100,000	EVRAZ Group S.A. 9.50%, 04/24/18 Reg S	108,125
	100,000	Gaz Capital S.A. 6.51%, 03/07/22 Reg S	106,000
	100,000	SB Cap S.A. 5.40%, 03/24/17 Reg S	107,050
	100,000	VTB Bank 6.25%, 06/30/15 (p) Reg S	105,500
	100,000	Yapi ve Kredi Bankasi 5.19%, 10/13/15 Reg S	100,750
			527,425
Malaysia: 0.8%
USD	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	129,032
Mexico: 3.4%
		America Movil S.A.B. de C.V.
EUR	100,000	4.13%, 10/25/19	150,427
USD	25,000	5.00%, 03/30/20	27,333
	108,000	Cemex S.A.B. de C.V. 9.00%, 01/11/15 (c) 144A	117,180
	80,000	Grupo Televisa S.A.B. 6.63%, 03/18/25	92,032
	150,000	Petróleos Mexicanos 5.50%, 01/21/21	160,500
			547,472
Netherlands: 1.4%
USD	100,000	Lukoil International Finance B.V. 7.25%, 11/05/19 Reg S	114,250
	100,000	Majapahit Holding B.V. 7.75%, 01/20/20 Reg S	109,500
			223,750
Peru: 0.5%
USD	84,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	86,730
Philippines: 0.8%
USD	100,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/24 Reg S	124,000
Qatar: 0.7%
USD	100,000	Qatari Diar Finance Q.S.C. 5.00%, 07/21/20 Reg S	109,750
Thailand: 0.6%
USD	100,000	Bangkok Bank 4.80%, 10/18/20 Reg S	103,869
United Arab Emirates: 2.1%
USD	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	115,500
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	103,000
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	117,250
			335,750
United Kingdom: 1.3%
USD	90,000	AngloGold Ashanti Holdings Plc 8.50%, 07/30/16 (c)	94,725
	100,000	Vedanta Resources Plc 9.50%, 07/18/18 Reg S	111,186
			205,911
United States: 0.3%
USD	50,000	Pemex Project Funding Master Trust 6.63%, 06/15/38	51,473
Venezuela: 0.8%
		Petróleos de Venezuela S.A.
USD	103,200	5.38%, 04/12/27 Reg S	51,342
	80,000	8.50%, 11/02/17 Reg S	62,280
	30,000	9.00%, 11/17/21 Reg S	19,875
			133,497
Total Corporate Bonds (Cost: $5,816,234)			5,719,533
GOVERNMENT OBLIGATIONS: 60.7%
Argentina: 0.7%
USD	182,265	Argentine Republic Government International Bond 8.28%, 12/31/33	113,916
Bahrain: 0.3%
USD	50,000	Bahrain Government International Bond 6.13%, 08/01/23 144A	53,375
Brazil: 6.3%
USD	100,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	108,125
		Brazil Notas do Tesouro Nacional, Series F
BRL	93,000	10.00%, 01/01/15	38,048
	396,000	10.00%, 01/01/17	153,306
	102,000	10.00%, 01/01/19	37,635
	245,000	10.00%, 01/01/21	87,549
	425,000	10.00%, 01/01/23	147,082
		Brazilian Government International Bonds
USD	100,000	4.88%, 01/22/21	105,200
	100,000	6.00%, 01/17/17	110,750
	32,000	7.13%, 01/20/37	36,000
		Letra do Tesouro Nacional
BRL	90,000	11.23%, 07/01/15 ^	31,714
	500,000	11.71%, 01/01/16 ^	165,034
			1,020,443
Chile: 0.1%
CLP	9,000,000	Chilean Government International Bond 5.50%, 08/05/20	16,366
China / Hong Kong: 0.5%
CNY	500,000	Chinese Government Bond 2.87%, 06/27/16 Reg S	83,350
Colombia: 3.4%
		Colombian Government International Bonds
USD	100,000	7.38%, 03/18/19	119,625
COP	597,000,000	7.75%, 04/14/21	322,054
	203,000,000	12.00%, 10/22/15	112,505
			554,184
Croatia: 0.3%
USD	50,000	Croatia Government International Bond 6.75%, 11/05/19 Reg S	53,563
Czech Republic: 2.0%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	52,669
	2,100,000	4.00%, 04/11/17	113,830
	2,450,000	5.70%, 05/25/24	157,413
			323,912
Dominican Republic: 0.2%
USD	21,200	Dominican Republic International Bond 7.50%, 05/06/21 Reg S	23,241
El Salvador: 0.3%
USD	50,000	El Salvador Government International Bond 7.65%, 06/15/35 Reg S	47,750
Hungary: 2.1%
		Hungarian Government Bonds
HUF	24,040,000	5.50%, 02/12/16	106,825
USD	100,000	6.38%, 03/29/21 †	107,000
HUF	27,220,000	7.50%, 11/12/20	129,730
			343,555
Indonesia: 3.2%
USD	150,000	Indonesia Government International Bond 5.88%, 03/13/20 Reg S	159,000
		Indonesian Treasury Bonds
IDR	2,153,000,000	10.50%, 08/15/30	190,593
	1,833,000,000	11.00%, 11/15/20	168,334
			517,927
Israel: 2.0%
		Israel Government Bonds - Fixed
ILS	440,000	4.25%, 03/31/23	132,392
	300,000	5.00%, 01/31/20	96,657
	300,000	5.50%, 02/28/17	95,715
			324,764
Lebanon: 0.8%
USD	110,000	Lebanon Government International Bond 8.25%, 04/12/21 Reg S	123,156
Lithuania: 0.4%
USD	50,000	Lithuania Government International Bond 7.38%, 02/11/20 Reg S	59,925
Malaysia: 3.3%
		Malaysian Government Bonds
MYR	720,000	3.20%, 10/15/15	215,389
	520,000	3.89%, 03/15/27	144,949
	520,000	5.73%, 07/30/19	168,236
			528,574
Mexico: 5.9%
		Mexican Government International Bonds
USD	60,000	4.00%, 10/02/23	59,175
	96,000	5.63%, 01/15/17	106,800
MXN	810,000	6.00%, 06/18/15	62,336
USD	80,000	6.05%, 01/11/40	85,200
MXN	400,000	7.25%, 12/15/16	32,234
	1,135,600	7.50%, 06/03/27	88,677
	4,896,000	8.00%, 06/11/20	406,874
	1,462,700	8.00%, 12/17/15	117,223
			958,519
Nigeria: 0.7%
NGN	14,970,000	Nigerian Government Bond 16.39%, 01/27/22	104,089
Panama: 0.4%
USD	54,400	Panamanian Government International Bond 7.13%, 01/29/26	65,688
Peru: 1.1%
		Peruvian Government International Bonds
USD	80,000	7.35%, 07/21/25	100,000
PEN	200,000	7.84%, 08/12/20	79,036
			179,036
Philippines: 1.0%
USD	150,000	Philippine Government International Bond 5.00%, 01/13/37	156,375
Poland: 5.1%
		Poland Government International Bonds
PLN	590,000	2.50%, 07/25/18	175,952
	1,070,000	5.50%, 04/25/15	350,094
	500,000	5.75%, 04/25/29	171,240
USD	100,000	6.38%, 07/15/19	117,375
			814,661
Qatar: 0.7%
USD	100,000	Qatar Government International Bond 5.25%, 01/20/20 Reg S	112,750
Romania: 1.1%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	70,376
RON	350,000	5.90%, 07/26/17	110,838
			181,214
Russia: 5.3%
		Russian Federal Bonds
RUB	6,850,000	7.35%, 01/20/16	197,851
	7,950,000	7.50%, 03/15/18	225,163
	7,880,000	8.15%, 02/03/27	223,046
USD	150,000	11.00%, 07/24/18 Reg S	202,500
			848,560
South Africa: 4.0%
		South Africa Government International Bonds
USD	100,000	5.50%, 03/09/20	106,000
ZAR	1,590,000	7.75%, 02/28/23	134,350
	2,980,000	8.25%, 09/15/17	270,180
	1,610,000	8.75%, 02/28/48	135,187
			645,717
Thailand: 3.6%
		Thailand Government Bonds
THB	6,680,000	3.25%, 06/16/17	204,799
	12,820,000	3.63%, 06/16/23	379,348
			584,147
Turkey: 3.9%
		Turkey Government International Bonds
TRY	270,000	5.00%, 05/13/15	111,674
	380,000	7.10%, 03/08/23	139,857
USD	125,000	7.25%, 03/15/15	132,212
	125,000	7.38%, 02/05/25	135,781
TRY	270,000	9.00%, 03/08/17	115,078
			634,602
Ukraine: 0.5%
USD	100,000	Ukraine Government International Bond 7.75%, 09/23/20 Reg S	87,000
Uruguay: 0.4%
USD	60,000	Uruguay Government International Bond 4.50%, 08/14/24	59,325
Venezuela: 1.1%
		Venezuelan Government International Bonds
USD	104,000	5.75%, 02/26/16 Reg S	83,980
	136,000	9.25%, 05/07/28 Reg S	86,360
			170,340
Total Government Obligations (Cost: $10,663,853)			9,790,024
Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $151,055)
	151,055	Dreyfus Government Cash Management Fund	151,055
Total Investments Before Collateral for Securities Loaned: 97.1%
(Cost: $16,631,142)			15,660,612
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7% (Cost: $111,000)
	111,000	Bank of New York Overnight Government Fund
			111,000
Total Investments: 97.8% (Cost: $16,742,142)			15,771,612
Other assets less liabilities: 2.2%			356,600
NET ASSETS: 100.0%			$16,128,212

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $107,000.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $624,024, or 3.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	3.8%	$596,234
Communications	4.2	653,857
Consumer, Non-cyclical	1.5	241,391
Diversified	1.9	295,944
Energy	9.7	1,515,717
Financial	11.0	1,723,697
Government	62.5	9,790,024
Industrial	0.7	117,180
Utilities	3.7	575,513
Money Market Fund	1.0	151,055
	100.0%	$15,660,612

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,719,533	$—	$5,719,533
Government Obligations*	—	9,790,024	—	9,790,024
Money Market Funds	262,055	—	—	262,055
Total	$262,055	$15,509,557	$—	$15,771,612

*  See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 93.5%
Argentina: 0.6%
		Pan American Energy LLC/Argentine Branch
USD	200,000	7.88%, 05/07/21 Reg S	$192,000
	700,000	7.88%, 05/07/21 144A	672,000
	75,000	Transportadora de Gas del Sur S.A. 7.88%, 03/10/14 (c) 144A	70,500
	400,000	YPF S.A. 8.88%, 12/19/18 † 144A	378,000
			1,312,500
Austria: 0.9%
	700,000	OAS Investments GmbH 8.25%, 10/19/16 (c) Reg S	676,375
	1,150,000	Sappi Papier Holding GmbH 8.38%, 06/15/15 (c) 144A	1,276,500
			1,952,875
Azerbaijan: 0.8%
	800,000	Azerbaijan State Oil Company 4.75%, 03/13/23 Reg S	754,000
	900,000	State Oil Co. of the Azerbaijan Republic 5.45%, 02/09/17 Reg S	949,500
			1,703,500
Bahrain: 0.2%
	500,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 † Reg S	477,500
Bermuda: 4.3%
		Alliance Oil Co. Ltd.
	300,000	9.88%, 03/11/15 Reg S	317,250
	400,000	9.88%, 03/11/15 144A	423,000
	1,000,000	BW Group Ltd. 6.63%, 06/28/17 Reg S	1,055,000
		China Oriental Group Co. Ltd.
	650,000	8.00%, 08/18/15 Reg S	619,125
	250,000	8.00%, 08/18/15 144A	238,125
		Digicel Group Ltd.
	1,250,000	8.25%, 09/30/16 (c) 144A	1,306,250
	1,700,000	10.50%, 04/15/14 (c) † Reg S	1,815,600
		Digicel Ltd.
	1,400,000	6.00%, 04/15/16 (c) 144A	1,361,500
	825,000	8.25%, 03/10/14 (c) 144A	859,650
	300,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) Reg S	311,250
		Hopson Development Holdings Ltd.
	600,000	9.88%, 01/16/16 (c) Reg S	573,000
	420,000	11.75%, 03/07/14 (c) † Reg S	431,025
	200,000	Inkia Energy Ltd. 8.38%, 04/04/16 (c) 144A	216,750
			9,527,525
Brazil: 2.6%
	450,000	Banco BMG S.A. 9.95%, 11/05/19 144A	454,500
	400,000	Banco BTG Pactual S.A. 5.75%, 09/28/22 Reg S	355,000
		Banco do Brasil S.A.
	1,500,000	6.25%, 04/15/24 (c) 144A	1,158,750
	1,950,000	9.25%, 04/15/23 (c) Reg S	2,008,500
	400,000	Banco do Estado do Rio Grande do Sul S.A. 7.38%, 02/02/22 Reg S	392,000
	100,000	Banco Industrial e Comercial S.A. 8.50%, 04/27/20 Reg S	104,875
	1,100,000	Centrais Eletricas Brasileiras S.A. 6.88%, 07/30/19 144A	1,179,750
			5,653,375
British Virgin Islands: 3.0%
	764,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	742,990
	1,050,000	China Resources Power East Foundation Co. Ltd. 7.25%, 05/09/16 (c)	1,094,625
	1,100,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	936,432
	196,000	RKI Finance 2010 Ltd. 9.50%, 03/07/14 (c) Reg S	207,025
	450,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) † Reg S	493,650
	1,050,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	993,024
	1,050,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	973,875
	750,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) † 144A	836,250
	400,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) † Reg S	409,500
			6,687,371
Canada: 1.6%
		Pacific Rubiales Energy Corp.
	1,975,000	5.13%, 03/28/18 (c) 144A	1,802,187
	750,000	5.38%, 01/26/17 (c) 144A	755,625
	800,000	7.25%, 12/12/16 (c) 144A	844,000
			3,401,812
Cayman Islands: 15.7%
	1,500,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) † Reg S	1,550,625
	600,000	Central China Real Estate Ltd. 6.50%, 06/04/16 (c) Reg S	571,330
	400,000	China SCE Property Holdings Ltd. 11.50%, 11/14/15 (c) Reg S	431,500
		China Shanshui Cement Group Ltd.
	850,000	10.50%, 04/27/15 (c) † Reg S	906,312
	200,000	10.50%, 04/27/15 (c) 144A	213,250
		Country Garden Holdings Co. Ltd.
	200,000	7.50%, 01/10/18 (c) 144A	187,750
	2,600,000	11.13%, 02/23/15 (c) Reg S	2,847,000
		Dar Al-Arkan International Sukuk Co. II
	100,000	10.75%, 02/18/15 Reg S	104,000
	200,000	10.75%, 02/18/15 144A	208,000
	1,000,000	Dar Al-Arkan Sukuk Co. Ltd. 5.75%, 05/24/18 Reg S	942,300
	1,450,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	1,576,875
	1,325,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 † Reg S	1,409,469
		Fibria Overseas Finance Ltd.
	800,000	6.75%, 03/03/16 (c) Reg S	880,000
	150,000	6.75%, 03/03/16 (c) 144A	165,000
	550,000	7.50%, 05/04/15 (c) 144A	607,750
	300,000	Fufeng Group Ltd. 7.63%, 04/13/14 (c) Reg S	307,500
	600,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) 144A	517,500
	200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/16 (c) Reg S	170,000
	400,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) † Reg S	408,000
	1,050,000	Industrial Senior Trust 5.50%, 11/01/22 144A	960,750
	500,000	Intercorp Retail Trust 8.88%, 11/14/15 (c) Reg S	526,875
	800,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 † Reg S	911,040
	1,100,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) 144A	1,171,500
	1,100,000	Kaisa Group Holdings Ltd. 10.25%, 01/08/17 (c) Reg S	1,095,875
	1,400,000	KWG Property Holding Ltd. 12.75%, 03/30/14 (c) † Reg S	1,503,250
		Longfor Properties Co. Ltd.
	350,000	6.75%, 01/29/18 (c) Reg S	312,498
	1,250,000	9.50%, 04/07/14 (c) Reg S	1,317,969
	400,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	414,000
	1,100,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) 144A	1,056,000
	300,000	MBPS Finance Co. 11.25%, 03/07/14 (c) Reg S	309,030
		MCE Finance Ltd.
	1,250,000	5.00%, 02/15/16 (c) † Reg S	1,209,375
	200,000	5.00%, 02/15/16 (c) 144A	193,500
	750,000	MIE Holdings Corp. 9.75%, 05/12/14 (c) Reg S	789,375
	200,000	Mongolian Mining Corp. 8.88%, 03/29/15 (c) † Reg S	143,250
	800,000	Nile Finance Ltd. 5.25%, 08/05/15 Reg S	816,000
	300,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 † Reg S	268,500
	500,000	Shelf Drilling Holdings Ltd. 8.63%, 05/01/15 (c) 144A	541,250
		Shimao Property Holdings Ltd.
	1,375,000	6.63%, 01/14/17 (c) Reg S	1,307,969
	500,000	9.65%, 08/03/14 (c) † Reg S	536,250
		SOHO China Ltd.
	800,000	5.75%, 11/07/15 (c) † Reg S	796,000
	400,000	7.13%, 11/07/17 (c) † Reg S	370,000
	800,000	Sukuk Funding No. 3 Ltd. 4.35%, 12/03/18 Reg S	811,920
	1,000,000	Sunac China Holdings Ltd. 12.50%, 10/16/15 (c) † Reg S	1,098,750
	750,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	782,812
	400,000	Telemovil Finance Co. Ltd. 8.00%, 10/01/14 (c) Reg S	425,500
	600,000	Virgolino de Oliveira Finance Ltd. 10.50%, 01/28/15 (c) 144A	330,000
	500,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) 144A	501,250
			34,504,649
Chile: 0.5%
	750,000	Automotores Gildemeister S.A. 8.25%, 05/24/16 (c) † 144A	588,750
	250,000	CorpGroup Banking S.A. 6.75%, 03/15/18 (c) 144A	249,083
	412,607	Inversiones Alsacia S.A. 8.00%, 02/18/15 (c) † Reg S	301,327
			1,139,160
China / Hong Kong: 2.1%
	600,000	Bank of East Asia Ltd. 8.50%, 11/05/19 (c)	686,249
	300,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 Reg S	327,000
		CITIC Pacific Ltd.
	1,400,000	6.80%, 01/17/23 † Reg S	1,295,000
	1,300,000	6.88%, 01/21/18 Reg S	1,355,250
	700,000	MCC Holding Hong Kong Corp. Ltd. 4.88%, 07/29/16 Reg S	698,723
	250,000	Zoomlion H.K. SPV Co. Ltd. 6.13%, 12/20/22 † Reg S	220,625
			4,582,847
Colombia: 2.2%
	725,000	Banco Davivienda S.A. 5.88%, 07/09/22 144A	703,250
		Bancolombia S.A.
	550,000	5.13%, 09/11/22	516,690
	1,850,000	6.13%, 07/26/20 †	1,914,750
	1,200,000	Colombia Telecomunicaciones S.A. E.S.P. 5.38%, 09/27/17 (c) 144A	1,125,000
	500,000	Transportadora de Gas Internacional S.A. E.S.P. 5.70%, 03/20/17 (c) Reg S	516,250
			4,775,940
Costa Rica: 1.2%
	600,000	Banco de Costa Rica 5.25%, 08/12/18 144A	597,000
	1,000,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	948,000
	1,150,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	1,176,450
			2,721,450
Croatia: 0.4%
	300,000	Agrokor D.D. 8.88%, 02/01/16 (c) Reg S	324,030
		Hrvatska Elektroprivreda
	500,000	6.00%, 11/09/17 Reg S	511,875
	100,000	6.00%, 11/09/17 144A	102,375
			938,280
Dominican Republic: 0.3%
	700,000	Aeropuertos Dominicanos Siglo XXI S.A. 9.25%, 11/13/15 (c) Reg S	556,500
Georgia: 0.4%
	800,000	Georgian Railway JSC 7.75%, 07/11/22 144A	848,000
Hungary: 0.3%
	700,000	MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/20 144A	726,250
India: 0.5%
		ICICI Bank Ltd.
	500,000	6.38%, 04/30/17 (c) Reg S	492,500
	700,000	6.38%, 04/30/17 (c) 144A	689,500
			1,182,000
Indonesia: 2.2%
	600,000	Bank Negara Indonesia Persero Tbk PT 4.13%, 04/27/17 Reg S	603,750
		Gajah Tunggal Tbk PT
	500,000	7.75%, 02/06/16 (c) † Reg S	496,250
	250,000	7.75%, 02/06/16 (c) † 144A	248,125
	2,500,000	Perusahaan Listrik Negara PT 5.50%, 11/22/21 Reg S	2,412,500
	1,025,000	PT Adaro Indonesia 7.63%, 10/22/14 (c) 144A	1,078,812
			4,839,437
Ireland: 6.3%
	2,500,000	Alfa Bank OJSC 7.88%, 09/25/17 Reg S	2,787,500
	500,000	Brunswick Rail Finance Ltd. 6.50%, 11/01/17 † Reg S	517,900
		Credit Bank of Moscow
	600,000	7.70%, 02/01/18 Reg S	606,750
	300,000	8.70%, 11/13/18 Reg S	287,250
		EuroChem Mineral & Chemical Co. OJSC
	200,000	5.13%, 12/12/17 Reg S	199,750
	400,000	5.13%, 12/12/17 144A	399,500
	850,000	Gazprombank OJSC 7.25%, 05/03/19 † Reg S	919,785
		Metalloinvest Finance Ltd.
	1,300,000	5.63%, 04/17/20 144A	1,254,500
	300,000	6.50%, 07/21/16 Reg S	313,500
	1,000,000	MTS International Funding Ltd. 8.63%, 06/22/20 144A	1,172,500
		Nomos Bank
	200,000	7.25%, 04/25/18 144A	198,000
	600,000	8.75%, 10/21/15 Reg S	623,250
	400,000	10.00%, 04/26/19 144A	416,000
	450,000	Raspadskaya OJSC 7.75%, 04/27/17 144A	456,750
		SCF Capital Ltd.
	200,000	5.38%, 10/27/17 Reg S	199,500
	400,000	5.38%, 10/27/17 144A	399,000
	1,000,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	965,000
		Vimpel Communications
	200,000	7.75%, 02/02/21 Reg S	216,000
	200,000	7.75%, 02/02/21 144A	216,000
	750,000	9.13%, 04/30/18 144A	863,437
	800,000	9.13%, 04/30/18 Reg S	921,000
			13,932,872
Israel: 2.1%
		Israel Electric Corp. Ltd.
	1,250,000	5.63%, 06/21/18 144A	1,332,542
	200,000	6.88%, 06/21/23 144A	216,878
	550,000	7.25%, 01/15/19 Reg S	617,278
	2,250,000	7.25%, 01/15/19 144A	2,525,229
			4,691,927
Kazakhstan: 1.8%
	935,000	Alliance Bank JSC 10.50%, 03/25/17 † Reg S	355,300
	250,000	ATF Bank JSC 9.00%, 05/11/16 Reg S	248,750
		Halyk Savings Bank of Kazakhstan JSC
	100,000	7.25%, 05/03/17 Reg S	109,300
	1,175,000	7.25%, 05/03/17 144A	1,284,275
		Kazkommertsbank JSC
	650,000	7.50%, 11/29/16 Reg S	651,599
	300,000	7.50%, 11/29/16 144A	300,738
	200,000	Samruk-Energy JSC 3.75%, 12/20/17 Reg S	197,000
	850,000	Zhaikmunai International B.V. 7.13%, 11/13/16 (c) 144A	888,250
			4,035,212
Luxembourg: 9.5%
		ALROSA Finance S.A.
	350,000	7.75%, 11/03/20 Reg S	387,625
	600,000	7.75%, 11/03/20 144A	664,500
		Altice Financing S.A.
	700,000	6.50%, 12/15/16 (c) 144A	712,250
	1,100,000	7.88%, 12/15/15 (c) 144A	1,199,000
	400,000	Cosan Luxembourg S.A. 5.00%, 03/14/18 (c) Reg S	342,000
		CSN Resources S.A.
	850,000	6.50%, 07/21/20 † Reg S	839,375
	850,000	6.50%, 07/21/20 † 144A	839,375
		Evraz Group S.A.
	250,000	6.75%, 04/27/18 Reg S	245,725
	1,050,000	7.40%, 04/24/17 Reg S	1,088,745
	1,075,000	7.40%, 04/24/17 144A	1,114,667
	200,000	8.25%, 11/10/15 144A	212,700
	600,000	Far East Capital Ltd. S.A. 8.00%, 05/02/16 (c) 144A	538,500
	200,000	Home Credit & Finance Bank 9.38%, 04/24/18 (c) 144A	198,500
		MHP S.A.
	700,000	8.25%, 04/02/20 144A	581,140
	100,000	10.25%, 04/29/15 Reg S	100,116
	275,000	10.25%, 04/29/15 144A	275,320
	750,000	Minerva Luxembourg S.A. 7.75%, 01/31/18 (c) 144A	731,250
	1,000,000	MOL Group Finance S.A. 6.25%, 09/26/19 Reg S	1,053,800
		Offshore Drilling Holding S.A.
	800,000	8.38%, 09/20/17 (c) † Reg S	864,000
	400,000	8.38%, 09/20/17 (c) 144A	432,000
	200,000	OJSC Promsvyazbank 8.50%, 04/25/17 Reg S	214,500
	600,000	Promsvyazbank OJSC 8.50%, 04/25/17 144A	643,500
		Russian Agricultural Bank OJSC
	300,000	6.00%, 06/03/16 (c) Reg S	304,500
	600,000	6.00%, 06/03/16 (c) 144A	609,000
	500,000	Russian Standard Bank 9.25%, 07/11/15 (p) Reg S	516,250
		Severstal OAO
	1,150,000	5.90%, 10/17/22 144A	1,104,000
	100,000	6.70%, 10/25/17 Reg S	107,000
	1,000,000	6.70%, 10/25/17 144A	1,070,000
	750,000	TMK OAO 7.75%, 01/27/18 Reg S	784,687
	1,700,000	Vimpel Communications OJSC 8.25%, 05/23/16 144A	1,870,000
	300,000	Vimpel Communications OJSC 8.25%, 05/23/16 Reg S	330,000
	1,000,000	Yapi ve Kredi Bankasi 5.19%, 10/13/15 Reg S	1,007,500
			20,981,525
Mexico: 5.0%
	480,000	Axtel SAB de C.V. 7.00%, 01/31/16 (c) (s) 144A	459,600
	1,100,000	Banco Santander S.A. 5.95%, 01/30/19 (c) † 144A	1,120,625
		BBVA Bancomer S.A.
	450,000	6.01%, 05/17/17 (c) Reg S	456,750
	150,000	6.01%, 05/17/17 (c) 144A	152,250
	1,150,000	7.25%, 04/22/20 † Reg S	1,267,875
	200,000	7.25%, 04/22/20 144A	220,500
		Cemex S.A.B. de C.V.
	925,000	6.50%, 12/10/17 (c) 144A	941,188
	150,000	9.00%, 01/11/15 (c) Reg S	162,750
	1,550,000	9.00%, 01/11/15 (c) 144A	1,681,750
	500,000	Controladora Mabe S.A. de C.V. 7.88%, 10/28/19 Reg S	558,125
	1,100,000	Empresas ICA S.A.B. de C.V. 8.90%, 02/04/16 (c) Reg S	1,116,500
	900,000	Grupo Elektra S.A. de C.V. 7.25%, 08/06/15 (c) Reg S	920,250
	400,000	Grupo KUO S.A.B. de C.V. 6.25%, 12/04/17 (c) 144A	400,000
	150,000	Grupo Papelero Scribe S.A. de C.V. 8.88%, 04/07/15 (c) 144A	147,750
	700,000	Tenedora Nemak S.A. 5.50%, 02/28/18 (c) 144A	677,250
	800,000	TV Azteca S.A.B. de C.V. 7.63%, 09/18/17 (c) Reg S	813,256
			11,096,419
Netherlands: 4.9%
		Access Finance B.V.
	200,000	7.25%, 07/25/17 Reg S	202,120
	200,000	7.25%, 07/25/17 144A	202,120
	200,000	Bharti Airtel International Netherlands B.V. 5.13%, 03/11/23 Reg S	186,250
	400,000	FBN Finance Co. B.V. 8.25%, 08/07/18 (c) 144A	420,000
		GTB Finance B.V.
	450,000	7.50%, 05/19/16 Reg S	477,000
	400,000	7.50%, 05/19/16 144A	424,000
	1,000,000	Indo Energy Finance II B.V. 6.38%, 01/24/18 (c) 144A	805,000
	100,000	Indosat Palapa Co. B.V. 7.38%, 07/29/15 (c) 144A	108,875
	650,000	Intergas Finance B.V. 6.38%, 05/14/17 Reg S	701,188
	500,000	Listrindo Capital B.V. 6.95%, 02/21/16 (c) † Reg S	513,750
		Majapahit Holding B.V.
	175,000	7.75%, 01/20/20 Reg S	191,625
	600,000	7.75%, 01/20/20 144A	657,000
	300,000	8.00%, 08/07/19 144A	334,500
	2,325,000	8.00%, 08/07/19 Reg S	2,592,375
		Metinvest B.V.
	300,000	8.75%, 02/14/18 Reg S	276,000
	925,000	8.75%, 02/14/18 144A	851,000
	200,000	10.25%, 05/20/15 144A	199,332
	700,000	VimpelCom Holdings B.V. 7.50%, 03/01/22 † Reg S	728,875
	700,000	VTR Finance B.V. 6.88%, 01/15/19 (c) 144A	703,254
		WPE International Cooperatief UA
	300,000	10.38%, 09/30/15 (c) Reg S	190,125
	200,000	10.38%, 09/30/15 (c) 144A	126,750
			10,891,139
Panama: 0.3%
	600,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	569,250
Paraguay: 0.3%
	600,000	Telefonica Celular del Paraguay S.A. 6.75%, 12/13/17 (c) 144A	613,500
Peru: 0.3%
	400,000	Corp Azucarera del Peru S.A. 6.38%, 08/02/17 (c) † Reg S	312,520
	400,000	Corp Lindley S.A. 4.63%, 04/12/23 144A	360,500
			673,020
Philippines: 0.5%
	700,000	BDO Unibank, Inc. 4.50%, 02/16/17 Reg S	728,000
	300,000	Development Bank of the Philippines 5.50%, 03/25/21 Reg S	319,500
			1,047,500
Russia: 0.3%
	400,000	Mriya Agro Holding Plc 9.45%, 04/19/18 Reg S	328,000
	400,000	UKRLANDFARMING Plc 10.88%, 03/26/18 Reg S	365,000
			693,000
Singapore: 2.4%
	350,000	Bakrie Telecom Pte. Ltd. 11.50%, 03/07/14 (c) Reg S ♦	52,938
		Berau Capital Resources Pte Ltd.
	200,000	12.50%, 03/07/14 (c) Reg S	211,500
	650,000	12.50%, 03/10/14 (c) 144A	687,375
		Bumi Investment Pte Ltd.
	300,000	10.75%, 10/06/14 (c) Reg S	203,250
	700,000	10.75%, 10/06/14 (c) 144A	474,250
	1,350,000	Flextronics International Ltd. 5.00%, 02/15/23	1,316,250
	1,318,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) 144A	1,304,820
	400,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) Reg S	367,490
		Yanlord Land Group Ltd.
	500,000	10.63%, 03/29/15 (c) Reg S	543,125
	200,000	10.63%, 03/29/15 (c) 144A	217,250
			5,378,248
South Korea: 0.6%
		Woori Bank Co. Ltd.
	350,000	6.21%, 05/02/17 (c) Reg S	371,000
	950,000	6.21%, 05/02/17 (c) 144A	1,007,000
			1,378,000
Spain: 1.5%
		Cemex Espana Luxembourg
	400,000	9.25%, 05/12/15 (c) Reg S	434,600
	150,000	9.88%, 04/30/16 (c) Reg S	169,500
	2,375,000	9.88%, 04/30/16 (c) 144A	2,683,750
			3,287,850
Sri Lanka: 1.0%
		Bank of Ceylon
	600,000	5.33%, 04/16/18 Reg S	583,500
	750,000	6.88%, 05/03/17 Reg S	769,688
	700,000	National Savings Bank 8.88%, 09/18/18 144A	752,500
			2,105,688
Sweden: 0.4%
	700,000	Eileme 2 A.B. 11.63%, 01/31/16 (c) Reg S	835,625
Turkey: 1.8%
	400,000	Arcelik A.S. 5.00%, 04/03/23 † 144A	344,080
		FinansBank A.S.
	800,000	5.15%, 11/01/17 Reg S	760,000
	200,000	5.15%, 11/01/17 144A	190,000
	750,000	Tupras Turkiye Petrol Rafinerileri A.S. 4.13%, 05/02/18 144A	688,125
		Turkiye Is Bankasi S.A.
	500,000	6.00%, 10/24/22 Reg S	436,250
	600,000	6.00%, 10/24/22 144A	523,500
	1,000,000	Turkiye Vakiflar Bankasi 6.00%, 11/01/22 † Reg S	865,000
	200,000	Yapi ve Kredi Bankasi A.S. 5.50%, 12/06/22 144A	166,000
			3,972,955
United Arab Emirates: 0.1%
	100,000	Dubai Electricity & Water Authority 8.50%, 04/22/15 Reg S	108,625
United Kingdom: 5.9%
		AngloGold Ashanti Holdings Plc
	1,125,000	5.13%, 08/01/22 †	970,839
	500,000	5.38%, 04/15/20 †	466,250
	100,000	6.50%, 04/15/40	79,555
	1,500,000	8.50%, 07/30/16 (c) †	1,578,750
		DTEK Finance Plc
	300,000	7.88%, 04/04/18 Reg S	267,000
	400,000	7.88%, 04/04/18 † 144A	356,000
	400,000	Ferrexpo Finance Plc 7.88%, 04/07/16 Reg S	368,192
	400,000	Ferrexpo UK Ltd. 7.88%, 04/07/16 144A	368,192
	1,300,000	Oschadbank 8.25%, 03/10/16 Reg S	1,111,500
	400,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	386,500
	500,000	Ukraine Railways via Shortline Plc 9.50%, 05/21/18 144A	437,500
	1,500,000	Ukreximbank 8.38%, 04/27/15 Reg S	1,355,625
		Vedanta Resources Plc
	200,000	6.00%, 01/31/19 144A	190,500
	1,300,000	6.00%, 01/31/19 † Reg S	1,238,250
	200,000	6.75%, 06/07/16 144A	208,600
	1,675,000	8.25%, 06/07/21 144A	1,682,328
	1,350,000	9.50%, 07/18/18 144A	1,491,750
	400,000	West China Cement Ltd. 7.50%, 01/25/15 (c) 144A	408,000
			12,965,331
United States: 2.5%
		Cemex Finance, LLC
	1,600,000	9.38%, 10/12/17 (c) Reg S	1,792,000
	1,800,000	9.38%, 10/12/17 (c) 144A	2,016,000
	1,650,000	JBS USA LLC 7.25%, 06/01/15 (c) 144A	1,724,250
			5,532,250
Venezuela: 6.2%
	700,000	CA La Electricidad de Caracas 8.50%, 04/10/18	491,400
		Petroleos de Venezuela S.A.
	3,200,000	5.00%, 10/28/15	2,665,600
	3,150,000	5.25%, 04/12/17 Reg S	2,149,875
	3,620,000	5.38%, 04/12/27 Reg S	1,800,950
	1,150,000	5.50%, 04/12/37 Reg S	562,350
	1,150,000	8.50%, 11/02/17 Reg S	895,275
	2,615,000	8.50%, 11/02/17 † 144A	2,035,777
	1,050,000	9.00%, 11/17/21 † Reg S	695,625
	1,050,000	9.00%, 11/17/21 144A	695,625
	1,545,000	12.75%, 02/17/22 † 144A	1,263,037
	400,000	12.75%, 02/17/22 † Reg S	327,000
			13,582,514
Total Corporate Bonds (Cost: $216,551,844)			205,903,421
GOVERNMENT OBLIGATIONS: 4.1%
Argentina: 2.0%
		City of Buenos Aires, Argentina
	375,000	12.50%, 04/06/15 Reg S	373,125
	800,000	12.50%, 04/06/15 144A	796,000
		Provincia de Buenos Aires, Argentina
	100,000	9.38%, 09/14/18 Reg S	77,000
	625,000	9.38%, 09/14/18 144A	481,250
	225,000	10.88%, 01/26/21 Reg S	169,875
	490,000	10.88%, 01/26/21 144A	369,950
	1,675,000	11.75%, 10/05/15 Reg S	1,490,750
		Provincia de Cordoba
	500,000	12.38%, 08/17/17 Reg S	409,375
	250,000	12.38%, 08/17/17 144A	204,688
			4,372,013
Hungary: 0.3%
	600,000	Magyar Export-Import Bank Zrt 5.50%, 02/12/18 Reg S	624,000
Mongolia: 0.3%
	800,000	Development Bank of Mongolia, LLC 5.75%, 03/21/17 Reg S	756,000
Turkey: 0.7%
		Export Credit Bank of Turkey
	450,000	5.88%, 04/24/19 Reg S	449,483
	1,100,000	5.88%, 04/24/19 144A	1,098,735
			1,548,218
Ukraine: 0.8%
		Financing of Infrastrucural Projects State Enterprise
	100,000	7.40%, 04/20/18 Reg S	89,000
	200,000	7.40%, 04/20/18 144A	175,479
	1,700,000	8.38%, 11/03/17 144A	1,541,900
			1,806,379
Total Government Obligations (Cost: $9,522,040)			9,106,610

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $699,498)
	699,498	Dreyfus Government Cash Management Fund	699,498
Total Investments Before Collateral for Securities Loaned: 97.9%
(Cost: $226,773,382)			215,709,529

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 13.1%
Repurchase Agreements: 13.1%
USD	6,830,246	Repurchase agreement dated 1/31/2014 with Citigroup Global Markets, Inc., 0.03% due 2/3/2014, proceeds $6,830,257; (collateralized by various U.S. government and agency obligations, 1.62% to 11.00%, due 3/1/2014 to 8/15/2053, valued at $6,966,851 including accrued interest)	6,830,246

	6,830,246	Repurchase agreement dated 1/31/2014 with Deutsche Bank, Inc., 0.03% due 2/3/2014, proceeds $6,830,257; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 7/1/2021 to 1/1/2044, valued at $6,966,851 including accrued interest)	6,830,246

	6,830,246	Repurchase agreement dated 1/31/2014 with HSBC Securities USA, Inc., 0.02% due 2/3/2014, proceeds $6,830,254; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/2014 to 2/15/2043, valued at $6,966,889 including accrued interest)	6,830,246

	6,830,246	Repurchase agreement dated 1/31/2014 with RBC Capital Markets LLC, 0.02% due 2/3/2014, proceeds $6,830,254; (collateralized by various U.S. government and agency obligations, 2.06% to 4.50%, due 8/1/2026 to 12/1/2043, valued at $6,966,851 including accrued interest)	6,830,246

	1,437,929	Repurchase agreement dated 1/31/2014 with RBS Securities, Inc., 0.02% due 2/3/2014, proceeds $1,437,931; (collateralized by various U.S. government and agency obligations, 0.63% to 3.88%, due 1/15/2025 to 2/15/2043, valued at $1,466,689 including accrued interest)	1,437,929

Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $28,758,913)			28,758,913
Total Investments: 111.0% (Cost: $255,532,295)			244,468,442
Liabilities in excess of other assets: (11.0)%			(24,133,137)
NET ASSETS: 100.0%			$220,335,305

USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $27,915,992.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $97,834,547, or 44.4% of net assets.
♦	Security in default

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	13.2%	$28,434,932
Communications	9.0	19,373,360
Consumer, Cyclical	3.3	7,132,132
Consumer, Non-cyclical	4.2	9,077,251
Diversified	0.5	1,077,250
Energy	14.8	31,884,443
Financial	30.9	66,733,757
Government	4.2	9,106,610
Industrial	10.4	22,385,386
Technology	0.6	1,304,820
Utilities	8.6	18,500,090
Money Market Fund	0.3	699,498
	100.0%	$215,709,529

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$205,903,421	$—	$205,903,421
Government Obligations*	—	9,106,610	—	9,106,610
Money Market Fund	699,498	—	—	699,498
Repurchase Agreements	—	28,758,913	—	28,758,913
Total	$699,498	$243,768,944	$—	$244,468,442

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 13.4%
Brazil: 3.9%
BRL	36,474,000	Banco do Brasil S.A.
		9.75%, 07/18/17 Reg S	$13,931,146
	2,969,000	Banco Safra Cayman Islands Ltd.
		10.88%, 04/03/17 Reg S	1,161,585
	9,736,000	Banco Safra S.A.
		10.25%, 08/08/16 Reg S	3,748,790
	19,470,000	Cia Energetica de Sao Paulo (TIPS)
		14.23%, 01/15/15 Reg S	12,090,673
	2,000,000	Concessionaria Ecovias dos Imigrantes S.A. (TIPS)
		4.41%, 04/15/24	757,322
			31,689,516
Germany: 0.7%
MXN	70,670,000	Landwirtschaftliche Rentenbank
		8.50%, 02/22/16	5,762,707
Ireland: 3.7%
RUB	1,063,200,000	RusHydro JSC
		7.88%, 10/28/15 Reg S	29,781,859
Netherlands: 0.4%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
MXN	24,360,000	6.69%, 10/05/15 ^	1,709,710
	14,730,000	9.20%, 09/28/15	1,197,729
			2,907,439
Russia: 0.4%
RUB	105,260,000	Federal Hydrogenerating Co. JSC
		8.00%, 04/18/16 (p)	2,981,168
South Africa: 4.3%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	422,637
	57,330,000	8.91%, 08/18/27 ^	1,235,874
	224,000,000	9.25%, 04/20/18	20,699,495
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,811,004
	4,500,000	10.50%, 09/17/20	417,304
	105,900,000	10.80%, 11/06/23	9,983,667
	5,000,000	13.50%, 04/18/28	515,501
			35,085,482
Total Corporate Bonds (Cost: $143,787,139)			108,208,171
GOVERNMENT OBLIGATIONS: 83.4%
Brazil: 5.7%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24	935,771
	4,560,000	10.25%, 01/10/28	1,798,167
	2,860,000	12.50%, 01/05/22	1,299,034
		Letra do Tesouro Nacional
	15,500,000	6.73%, 01/01/15 ^	5,779,565
	28,300,000	7.65%, 01/01/16 ^	9,307,940
	20,200,000	7.84%, 04/01/15 ^	7,313,655
	7,900,000	8.25%, 07/01/16 ^	2,435,772
	5,100,000	11.33%, 07/01/15 ^	1,790,791
	3,900,000	12.45%, 07/01/17 ^	1,057,269
		Nota do Tesouro Nacional, Series F
	2,800,000	10.00%, 01/01/15	1,141,491
	14,400,000	10.00%, 01/01/17	5,555,086
	3,100,000	10.00%, 01/01/18	1,167,470
	12,600,000	10.00%, 01/01/21	4,486,618
	5,700,000	10.00%, 01/01/23	1,965,668
			46,034,297
Chile: 2.9%
CLP	12,790,000,000	Chilean Government International Bond
		5.50%, 08/05/20	23,222,147
Colombia: 3.0%
		Colombian Government International Bonds
COP	6,419,000,000	4.38%, 12/21/22 (c)	2,751,532
	14,945,000,000	7.75%, 04/14/21	8,030,877
	16,836,000,000	12.00%, 10/22/15	9,294,522
	7,116,000,000	Republic of Colombia
		9.85%, 06/28/27	4,298,204
			24,375,135
Hungary: 4.4%
		Hungarian Government Bonds
HUF	152,250,000	5.50%, 02/12/14	658,104
	91,720,000	5.50%, 12/20/18	401,019
	1,017,570,000	6.00%, 11/24/23	4,370,666
	939,370,000	6.50%, 06/24/19	4,281,406
	440,110,000	6.75%, 08/22/14	1,935,392
	1,357,980,000	6.75%, 02/24/17	6,217,064
	711,250,000	6.75%, 11/24/17	3,270,729
	676,580,000	7.00%, 06/24/22	3,098,475
	310,020,000	7.50%, 11/12/20	1,477,220
	1,052,550,000	7.75%, 08/24/15	4,820,040
	1,112,520,000	8.00%, 02/12/15	5,016,878
			35,546,993
Indonesia: 5.6%
		Indonesian Treasury Bonds
IDR	3,873,000,000	6.13%, 05/15/28	238,815
	3,000,000,000	6.38%, 04/15/42	169,138
	6,802,000,000	6.63%, 05/15/33	414,181
	3,054,000,000	7.00%, 05/15/27	205,242
	4,589,000,000	8.25%, 07/15/21	364,194
	9,956,000,000	8.25%, 06/15/32	724,043
	4,822,000,000	8.38%, 09/15/26	367,310
	21,241,000,000	9.50%, 06/15/15	1,780,739
	9,381,000,000	9.50%, 07/15/23	786,100
	34,711,000,000	9.50%, 07/15/31	2,846,188
	6,552,000,000	9.50%, 05/15/41	531,243
	23,692,000,000	9.75%, 05/15/37	1,964,337
	6,104,000,000	10.00%, 07/15/17	527,688
	17,562,000,000	10.00%, 09/15/24	1,516,830
	37,084,000,000	10.00%, 02/15/28	3,144,732
	27,284,000,000	10.25%, 07/15/22	2,392,183
	60,988,000,000	10.25%, 07/15/27	5,269,074
	49,242,000,000	10.50%, 08/15/30	4,359,107
	11,812,000,000	10.50%, 07/15/38	1,048,230
	17,628,000,000	10.75%, 05/15/16	1,524,486
	5,878,000,000	11.00%, 11/15/20	539,808
	93,999,000,000	11.00%, 09/15/25	8,622,349
	30,907,000,000	11.50%, 09/15/19	2,869,845
	24,947,000,000	11.60%, 08/15/18	2,301,621
	12,058,000,000	12.80%, 06/15/21	1,201,903
			45,709,386
Malaysia: 8.9%
		Malaysian Government Bonds
MYR	13,070,000	3.20%, 10/15/15	3,909,908
	13,450,000	3.31%, 10/31/17	3,974,970
	14,420,000	3.42%, 08/15/22	4,041,741
	10,174,000	3.43%, 08/15/14	3,048,546
	3,470,000	3.48%, 03/15/23	973,397
	1,090,000	3.49%, 03/31/20	315,585
	13,790,000	3.58%, 09/28/18	4,078,045
	16,477,000	3.74%, 02/27/15	4,961,126
	4,067,000	3.81%, 02/15/17	1,222,080
	7,740,000	3.84%, 08/12/15	2,339,067
	7,700,000	3.89%, 03/15/27	2,146,366
	4,990,000	4.01%, 09/15/17	1,511,495
	4,510,000	4.13%, 04/15/32	1,251,776
	19,120,000	4.16%, 07/15/21	5,692,886
	3,269,000	4.23%, 06/30/31	924,860
	18,841,000	4.24%, 02/07/18	5,735,039
	13,332,000	4.26%, 09/15/16	4,079,022
	27,697,000	4.38%, 11/29/19	8,425,268
	26,475,000	4.39%, 04/15/26	7,867,984
	17,813,000	5.73%, 07/30/19	5,763,055
			72,262,216
Mexico: 5.4%
		Mexican Government International Bonds
MXN	499,000	5.00%, 06/15/17	37,748
	30,419,000	6.50%, 06/10/21	2,313,369
	20,000,000	6.50%, 06/09/22	1,503,865
	6,410,000	7.25%, 12/15/16	516,258
	43,100,300	7.50%, 06/03/27	3,363,671
	15,415,600	7.75%, 12/14/17	1,263,833
	70,000,000	7.75%, 05/29/31	5,381,438
	35,350,000	7.75%, 11/13/42	2,647,239
	42,169,900	8.00%, 06/11/20	3,502,433
	1,010,000	8.00%, 12/17/15	80,896
	4,790,000	8.00%, 12/07/23	394,191
	13,619,700	8.50%, 12/13/18	1,151,555
	51,628,000	8.50%, 05/31/29	4,301,211
	65,513,900	8.50%, 11/18/38	5,326,812
	34,490,000	10.00%, 12/05/24	3,240,288
	95,255,000	10.00%, 11/20/36	8,871,950
			43,896,757
Nigeria: 3.0%
		Nigerian Government Bonds
NGN	400,000,000	4.00%, 04/23/15	2,231,125
	1,286,100,000	7.00%, 10/23/19	5,909,322
	373,390,000	10.50%, 03/18/14	2,303,442
	902,670,000	15.10%, 04/27/17	5,780,426
	35,200,000	16.00%, 06/29/19	236,258
	1,085,060,000	16.39%, 01/27/22	7,563,654
			24,024,227
Peru: 2.9%
		Peruvian Government Bonds
PEN	8,498,000	6.90%, 08/12/37	2,788,995
	12,860,000	6.95%, 08/12/31	4,320,851
	23,873,000	7.84%, 08/12/20	9,439,206
	13,685,000	8.20%, 08/12/26	5,530,506
	3,620,000	8.60%, 08/12/17	1,469,939
			23,549,497
Philippines: 2.9%
		Philippine Government International Bonds
PHP	276,000,000	3.90%, 11/26/22	5,785,525
	314,500,000	4.95%, 01/15/21	7,251,820
	486,000,000	6.25%, 01/14/36	10,830,980
			23,868,325
Poland: 9.6%
		Polish Government Bonds
PLN	9,574,000	3.75%, 04/25/18	3,003,990
	18,466,000	4.75%, 04/25/17	6,037,962
	20,076,000	5.00%, 04/25/16	6,610,798
	12,401,000	5.25%, 10/25/17	4,113,808
	30,646,000	5.25%, 10/25/20	10,144,480
	34,810,000	5.50%, 04/25/15	11,388,604
	22,971,000	5.50%, 10/25/19	7,708,178
	7,063,000	5.75%, 04/25/14	2,255,892
	35,550,000	5.75%, 10/25/21	12,141,528
	28,739,000	5.75%, 09/23/22	9,792,493
	12,457,000	6.25%, 10/24/15	4,157,735
			77,355,468
Romania: 3.0%
		Romanian Government Bonds
RON	18,190,000	5.75%, 01/27/16	5,670,465
	20,040,000	5.80%, 10/26/15	6,311,717
	8,000,000	5.85%, 04/26/23	2,433,342
	29,950,000	5.90%, 07/26/17	9,477,886
			23,893,410
Russia: 4.1%
		Russian Federal Bonds
RUB	21,861,000	6.88%, 07/15/15	624,591
	46,337,000	6.90%, 08/03/16	1,312,373
	54,688,000	7.00%, 06/03/15	1,566,064
	100,128,000	7.00%, 01/25/23	2,636,107
	3,000	7.10%, 03/13/14	85
	6,313,000	7.35%, 01/20/16	182,131
	120,872,000	7.40%, 06/14/17	3,434,556
	146,028,000	7.50%, 03/15/18	4,131,111
	158,885,000	7.50%, 02/27/19	4,474,077
	127,700,000	7.60%, 04/14/21	3,539,717
	268,230,000	7.60%, 07/20/22	7,343,661
	5,000,000	7.85%, 03/10/18 Reg S	142,472
	130,500,000	8.15%, 02/03/27	3,689,603
	479,000	11.20%, 12/17/14	14,155
			33,090,703
South Africa: 4.4%
		South African Government Bonds
ZAR	47,874,000	6.25%, 03/31/36	3,066,937
	64,524,000	6.50%, 02/28/41	4,134,736
	22,844,804	6.75%, 03/31/21	1,854,363
	94,326,000	7.00%, 02/28/31	6,790,551
	42,049,000	7.25%, 01/15/20	3,545,139
	31,750,000	7.75%, 02/28/23	2,669,016
	50,047,000	8.00%, 12/21/18	4,433,863
	1,750,000	8.25%, 09/15/17	157,850
	49,350,000	8.75%, 02/28/48	4,122,534
	39,132,000	10.50%, 12/21/26	3,917,401
	10,878,800	13.50%, 09/15/15	1,062,656
			35,755,046
Supranational: 3.7%
MXN	11,960,000	Asian Development Bank
		6.55%, 01/28/15	917,975
		European Investment Bank
	6,730,000	5.33%, 09/01/15 ^	476,319
HUF	549,600,000	6.50%, 01/05/15	2,448,256
ZAR	7,995,000	8.50%, 11/04/14	724,164
	2,890,000	9.00%, 12/21/18 Reg S	263,670
BRL	9,570,000	9.65%, 10/22/19 ^	2,229,496
MXN	168,510,000	Inter-American Development Bank
		8.00%, 01/26/16	13,700,665
BRL	300,000	International Bank for Reconstruction & Development
		9.50%, 03/02/17	121,422
MXN	117,060,000	International Finance Corp.
		6.00%, 01/28/16	9,167,189
			30,049,156
Sweden: 0.4%
MXN	44,960,000	Kommuninvest I Sverige
		7.20%, 07/07/14	3,417,185
Thailand: 6.5%
		Thailand Government Bonds
THB	68,518,000	2.80%, 10/10/17	2,061,009
	96,619,000	3.13%, 12/11/15	2,961,189
	158,138,000	3.25%, 06/16/17	4,848,288
	148,760,000	3.45%, 03/08/19	4,530,745
	51,000,000	3.58%, 12/17/27	1,454,549
	184,594,000	3.63%, 05/22/15	5,684,226
	106,145,000	3.63%, 06/16/23	3,140,863
	42,187,000	3.65%, 12/17/21	1,267,596
	111,610,000	3.85%, 12/12/25	3,305,938
	137,848,000	3.88%, 06/13/19	4,289,766
	118,744,000	4.13%, 11/18/16	3,729,702
	158,130,000	4.75%, 12/20/24	5,065,185
	8,395,000	4.88%, 06/22/29	271,619
	161,339,000	5.13%, 03/13/18	5,253,772
	1,559,000	5.25%, 05/12/14	47,599
	30,186,000	5.40%, 07/27/16	973,609
	30,977,000	5.50%, 03/13/23	1,052,484
	23,507,000	5.63%, 01/12/19	786,763
	52,214,000	5.85%, 03/31/21	1,797,353
			52,522,255
Turkey: 7.0%
		Turkish Government Bonds
TRY	14,000,000	6.30%, 02/14/18	5,346,986
	4,610,000	6.50%, 01/07/15	1,966,422
	21,010,000	7.10%, 03/08/23	7,731,576
	6,530,000	7.50%, 09/24/14	2,834,856
	2,000	8.00%, 06/04/14	880
	12,260,000	8.50%, 09/14/22	4,939,464
	14,700,000	9.00%, 01/27/16	6,329,537
	12,440,000	9.00%, 03/08/17	5,301,402
	19,288,000	9.50%, 01/12/22	8,262,386
	7,534,000	10.00%, 06/17/15	3,308,975
	19,821,000	10.50%, 01/15/20	8,902,749
	3,730,000	11.00%, 08/06/14	1,658,463
			56,583,696
Total Government Obligations (Cost: $795,905,182)			675,155,899

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $1,334,008)
	1,334,008	Dreyfus Government Cash Management Fund	1,334,008
Total Investments: 96.9% (Cost: $941,026,329)			784,698,078
Other assets less liabilities: 3.1%			24,796,786
NET ASSETS: 100.0%			$809,494,864

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.1%	$757,322
Financial	3.5	27,511,667
Government	86.0	675,155,899
Industrial	1.6	12,727,476
Utilities	8.6	67,211,706
Money Market Fund	0.2	1,334,008
	100.0%	$784,698,078

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$108,208,171	$—	$108,208,171
Government Obligations*	—	675,155,899	—	675,155,899
Money Market Fund	1,334,008	—	—	1,334,008
Total	$1,334,008	$783,364,070	$—	$784,698,078

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 97.4%
Cayman Islands: 1.7%
$100,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	$108,250
60,000	Mizuho Capital Investment 2 Ltd. 14.95%, 06/30/14 (c) Reg S	63,527
100,000	Resona Preferred Global Securities Cayman Ltd. 7.19%, 07/30/15 (c) Reg S	106,750
		278,527
Finland: 1.9%
150,000	Nokia OYJ 5.38%, 05/15/19	155,813
150,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	158,250
		314,063
France: 3.8%
200,000	Credit Agricole S.A. 6.64%, 05/31/17 (c) Reg S	201,000
300,000	Lafarge S.A. 6.20%, 07/09/15 144A	318,750
100,000	Societe Generale 5.92%, 04/05/17 (c) Reg S	106,711
		626,461
Ireland: 0.6%
100,000	XL Group Plc 6.50%, 04/15/17 (c)	98,500
Japan: 1.2%
200,000	SoftBank Corp. 4.50%, 04/15/20 144A	197,750
Luxembourg: 12.9%
	ArcelorMittal
100,000	5.75%, 08/05/20	105,000
450,000	6.00%, 03/01/21	472,500
400,000	6.13%, 06/01/18	436,500
350,000	7.25%, 03/01/41	337,312
100,000	10.35%, 06/01/19	125,500
	Telecom Italia Capital
250,000	6.38%, 11/15/33	235,625
250,000	7.00%, 06/04/18	280,625
100,000	7.20%, 07/18/36	100,250
		2,093,312
Netherlands: 1.7%
250,000	EDP Finance B.V. 6.00%, 02/02/18 Reg S	270,938
Norway: 3.3%
	Eksportfinans ASA
255,000	2.00%, 09/15/15	252,195
85,000	2.38%, 05/25/16	84,065
200,000	3.00%, 11/17/14	201,650
		537,910
United Kingdom: 8.8%
300,000	Barclays Bank Plc 7.63%, 11/21/22 †	319,500
200,000	Barclays Bank Plc Perpetual 6.28%, 12/15/34 (c)	195,964
200,000	Hanson Ltd. 6.13%, 08/15/16	220,000
100,000	HBOS Capital Funding No. 2 LP 6.07%, 06/30/14 (c) Reg S	100,500
125,000	HBOS Plc 6.75%, 05/21/18 144A	142,396
	Royal Bank of Scotland Group Plc
150,000	5.05%, 01/08/15	153,785
300,000	7.64%, 09/30/17 (c)	297,000
		1,429,145
United States: 61.5%
300,000	ADT Corp. 3.50%, 07/15/22	259,145
100,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	90,500
	Ally Financial, Inc.
100,000	6.75%, 12/01/14	104,250
100,000	8.00%, 11/01/31	120,750
100,000	Ameren Energy Generating Co. 7.95%, 06/01/32	78,750
150,000	Aviation Capital Group 6.75%, 04/06/21 144A	165,854
100,000	Best Buy Co., Inc. 5.50%, 12/15/20 (c)	99,000
	CenturyLink, Inc.
300,000	5.15%, 06/15/17	323,250
100,000	7.60%, 09/15/39	89,750
200,000	Clear Channel Communications, Inc. 4.90%, 05/15/15	194,500
200,000	Commercial Metals Co. 6.50%, 07/15/17	223,000
	Dell, Inc.
150,000	4.63%, 04/01/21 †	136,125
100,000	5.88%, 06/15/19	102,750
100,000	6.50%, 04/15/38	81,500
100,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	107,375
300,000	El Paso Corp. 7.75%, 01/15/32	310,996
300,000	Embarq Corp. 8.00%, 06/01/36	312,291
	FirstEnergy Corp.
100,000	4.25%, 12/15/22 (c)	97,264
150,000	7.38%, 11/15/31	171,461
200,000	Frontier Communications Corp. 9.00%, 08/15/31	201,000
100,000	Glen Meadow Pass-Through Trust 6.51%, 02/15/17 (c) 144A	100,000
200,000	H. J. Heinz Finance Co. 7.13%, 08/01/39 144A	207,000
100,000	Hartford Financial Services Group, Inc. 8.13%, 06/15/18 (c)	116,750
100,000	HCA, Inc. 7.50%, 11/15/95	87,500
100,000	Hospira, Inc. 6.05%, 03/30/17	111,224
100,000	iStar Financial, Inc. 5.88%, 03/15/16	107,500
200,000	JC Penney Corp., Inc. 7.40%, 04/01/37 (p)	137,500
200,000	Ltd Brands, Inc. 6.90%, 07/15/17	231,000
300,000	Masco Corp. 6.13%, 10/03/16	333,000
100,000	Meccanica Holdings USA, Inc. 6.25%, 07/15/19 144A	105,347
100,000	Mirant Americas 9.13%, 05/01/31 †	96,000
150,000	New Albertsons, Inc. 8.00%, 05/01/31	124,125
300,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	285,000
100,000	NuStar Logistics, L.P. 4.80%, 09/01/20	95,500
100,000	Nuveen Investments, Inc. 5.50%, 09/15/15	102,000
60,426	PPL Ironwood LLC 8.86%, 11/30/25	68,281
250,000	PulteGroup, Inc. 7.63%, 10/15/17	288,750
250,000	Regions Bank 6.45%, 06/26/37	272,097
100,000	Reynolds Group Issuer, Inc. 9.00%, 10/15/14 (c)	107,125
	Rockies Express Pipeline
200,000	6.85%, 07/15/18 Reg S	197,500
200,000	6.85%, 07/15/18 144A	197,500
	RR Donnelley & Sons Co.
18,000	6.13%, 01/15/17	19,710
150,000	7.63%, 06/15/20	166,688
150,000	Ryland Group, Inc. 6.63%, 05/01/20	160,875
	SLM Corp.
100,000	5.63%, 08/01/33	84,250
150,000	6.00%, 01/25/17	163,133
200,000	6.25%, 01/25/16	215,750
150,000	8.00%, 03/25/20	168,000
350,000	8.45%, 06/15/18	406,875
	Springleaf Finance Corp.
100,000	5.40%, 12/01/15	105,250
300,000	6.90%, 12/15/17	329,250
	Sprint Capital Corp.
300,000	6.88%, 11/15/28	288,000
200,000	6.90%, 05/01/19	217,000
200,000	8.75%, 03/15/32	217,500
200,000	Sprint Nextel Corp. 6.00%, 12/01/16	217,000
70,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	79,800
100,000	Toys R Us, Inc. 7.38%, 10/15/18 †	76,000
100,000	UBS Preferred Funding Trust 6.24%, 05/15/16 (c)	106,500
100,000	United States Steel Corp. 7.50%, 03/15/17 (c)	107,500
100,000	Universal Health Services, Inc. 7.13%, 06/30/16	112,750
100,000	Vulcan Materials Co. 7.00%, 06/15/18	116,000
		9,998,041
Total Corporate Bonds (Cost: $15,004,076)		15,844,647

Number of Shares
MONEY MARKET FUND: 1.4% (Cost: $226,528)
226,528	Dreyfus Government Cash Management Fund	226,528

Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $15,230,604)		16,071,175
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.6% (Cost: $429,500)
429,500	Bank of New York Overnight Government Fund	429,500
Total Investments: 101.4% (Cost: $15,660,104)		16,500,675
Liabilities in excess of other assets: (1.4)%		(231,763)
NET ASSETS: 100.0%		$16,268,912

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $420,073.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,985,222, or 12.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	12.2%	$1,965,562
Communications	19.4	3,120,854
Consumer, Cyclical	7.4	1,197,050
Consumer, Non-cyclical	6.7	1,071,142
Energy	6.8	1,086,496
Financial	31.4	5,041,523
Industrial	7.8	1,258,951
Technology	2.0	320,375
Utilities	4.9	782,694
Money Market Fund	1.4	226,528
	100.0%	$16,071,175

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$15,844,647	$—	$15,844,647
Money Market Funds	656,028	—	—	656,028
Total	$656,028	$15,844,647	$—	$16,500,675

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 96.4%
Argentina: 0.3%
USD	92,400	Aeropuertos Argentinia 2000 10.75%, 12/22/15 (c) Reg S	$87,780
	200,000	Inversiones y Representaciones S.A. 11.50%, 07/20/20 Reg S	204,000
	150,000	Pan American Energy, LLC/Argentine Branch 7.88%, 05/07/21 Reg S	144,000
			435,780
Australia: 0.8%
		FMG Resources August 2006 Pty. Ltd.
USD	90,000	6.00%, 04/01/15 (c) 144A	95,456
	105,000	6.88%, 03/10/14 (c) † 144A	110,644
	590,000	6.88%, 04/01/17 (c) † 144A	639,412
	5,000	7.00%, 03/14/14 (c) 144A	5,207
	280,000	8.25%, 11/01/15 (c) 144A	309,400
			1,160,119
Austria: 0.8%
USD	400,000	OAS Investments GmbH 8.25%, 10/19/16 (c) Reg S	386,500
	400,000	Sappi Papier Holding GmbH 7.75%, 04/15/17 (c) 144A	445,000
EUR	200,000	Wienerberger A.G. 6.50%, 02/09/17 (c)	272,148
			1,103,648
Azerbaijan: 0.3%
USD	400,000	Azerbaijan State Oil Company 4.75%, 03/13/23 Reg S	377,000
Belgium: 0.3%
EUR	100,000	Barry Callebaut Services N.V. 5.63%, 06/15/21 Reg S	152,930
USD	200,000	KBC Bank N.V. 8.00%, 01/25/18 (c) Reg S	218,000
			370,930
Bermuda: 1.3%
USD	500,000	BW Group Ltd. 6.63%, 06/28/17 Reg S	527,500
EUR	100,000	Central European Media Enterprises Ltd. 11.63%, 03/07/14 (c) Reg S	135,866
USD	195,000	China Oriental Group Company Ltd. 7.00%, 11/17/14 (c) Reg S	171,600
		Digicel Group Ltd.
	200,000	10.50%, 04/15/14 (c) Reg S	213,600
	520,000	10.50%, 04/15/14 (c) 144A	555,360
	200,000	Inkia Energy Ltd. 8.38%, 04/04/16 (c) 144A	216,750
			1,820,676
Brazil: 1.6%
USD	225,000	Banco BMG S.A. 9.95%, 11/05/19 Reg S	227,250
	300,000	Banco BTG Pactual S.A./Cayman 5.75%, 09/28/22 Reg S	266,250
	1,400,000	Banco Do Brasil S.A./Cayman 6.25%, 04/15/24 (c) Reg S	1,081,500
	300,000	Banco do Estado do Rio Grande do Sul S.A. 7.38%, 02/02/22 Reg S	294,000
	200,000	BR Malls International Finance Ltd. 8.50%, 01/21/16 (c) Reg S	201,500
	150,000	Cent Elet Brasileiras S.A. 6.88%, 07/30/19 144A	160,875
			2,231,375
British Virgin Islands: 1.2%
USD	273,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	265,493
	400,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) † Reg S	438,800
	200,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	189,147
	650,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) † 144A	724,750
			1,618,190
Canada: 4.2%
CAD	100,000	Air Canada 7.63%, 10/01/16 (c) 144A	95,520
		Bombardier, Inc.
USD	400,000	5.75%, 03/15/22 144A	396,000
EUR	200,000	6.13%, 05/15/21 Reg S	289,264
USD	120,000	6.13%, 01/15/23 144A	118,800
EUR	100,000	7.25%, 03/07/14 (c) Reg S	140,249
CAD	164,000	7.35%, 12/22/26 144A	153,711
USD	200,000	Brookfield Residential 6.50%, 12/15/15 (c) 144A	210,500
		Cascades, Inc.
	105,000	7.75%, 03/10/14 (c)	109,561
	82,000	7.88%, 01/15/15 (c)	88,150
CAD	400,000	Corus Entertainment, Inc. 4.25%, 02/11/20 Reg S	345,755
	250,000	Great Canadian Gaming Corp. 6.63%, 07/25/17 (c) 144A	238,520
USD	420,000	Inmet Mining Corp. 8.75%, 06/01/16 (c) 144A	479,850
	400,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	401,000
	100,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	96,500
		Pacific Rubiales Energy Corp.
	120,000	5.13%, 03/28/18 (c) 144A	109,500
	300,000	5.38%, 01/26/17 (c) 144A	302,250
	200,000	7.25%, 12/12/16 (c) Reg S	211,000
CAD	200,000	Paramount Resources Ltd. 8.25%, 03/07/14 (c)	186,555
USD	206,000	PetroBakken Energy Ltd. 8.63%, 02/01/16 (c) 144A	210,120
	150,000	Precision Drilling Corp. 6.50%, 12/15/16 (c)	160,125
		Quebecor Media, Inc.
	60,000	5.75%, 01/15/23	58,650
CAD	345,000	6.63%, 01/15/23 144A	312,138
USD	200,000	Telesat Canada / Telesat, LLC 6.00%, 05/15/14 (c) 144A	208,250
	600,000	Tervita Corp. 9.75%, 11/01/15 (c) 144A	604,500
CAD	385,000	Videotron Ltee 7.13%, 01/15/15 (c)	374,226
			5,900,694
Cayman Islands: 6.5%
USD	180,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) Reg S	186,075
	200,000	Central China Real Estate 8.00%, 01/28/17 (c) Reg S	192,750
		Country Garden Holdings Co. Ltd.
	65,000	11.13%, 02/23/15 (c) Reg S	71,175
	800,000	11.13%, 02/23/15 (c) 144A	876,000
	200,000	Dar Al-Arkan Sukuk Co. Ltd. 5.75%, 05/24/18 Reg S	188,460
GBP	200,000	Dubai Holding Commercial Operations MTN Ltd. 6.00%, 02/01/17	344,714
USD	300,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	326,250
	420,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 Reg S	446,775
	450,000	Fibria Overseas Finance Ltd. 6.75%, 03/03/16 (c) 144A	495,000
	200,000	General Shopping Finance 10.00%, 11/09/15 (c) Reg S	175,750
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	183,000
	250,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) Reg S	266,250
		Kaisa Group Holdings Ltd.
	300,000	8.88%, 03/19/16 (c) Reg S	301,500
	200,000	8.88%, 03/19/16 (c) 144A	201,000
	250,000	KWG Property Holding Ltd. 12.75%, 03/30/14 (c) † Reg S	268,438
	300,000	Longfor Properties 6.88%, 10/18/16 (c) Reg S	297,375
	250,000	MIE Holdings Corp. 9.75%, 05/12/14 (c) Reg S	263,125
	90,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	97,425
	200,000	Mongolian Mining Corp. 8.88%, 03/29/15 (c) † Reg S	143,250
	350,000	Resona Preferred Global Securities Cayman Ltd. 7.19%, 07/30/15 (c) Reg S	373,625
	600,000	Sable International Finance Ltd. 8.75%, 02/01/16 (c) Reg S	678,000
	400,000	Shimao Property Holdings Ltd. 11.00%, 03/08/15 (c) Reg S	440,500
	500,000	SOHO China Ltd. 7.13%, 11/07/17 (c) † Reg S	462,500
	400,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	417,500
EUR	325,000	UPCB Finance II Ltd. 6.38%, 07/01/15 (c) Reg S	469,524
USD	300,000	UPCB Finance III Ltd. 6.63%, 07/01/15 (c) 144A	319,500
	50,000	UPCB Finance V Ltd. 7.25%, 11/15/16 (c) 144A	54,250
	300,000	Virgolino de Oliveira Finance Ltd. 11.75%, 02/09/17 (c) Reg S	162,000
EUR	272,000	Viridian Group FundCo II Ltd. 11.13%, 04/01/15 (c) Reg S	408,988
			9,110,699
Chile: 0.1%
USD	132,034	Inversiones Alsacia S.A. 8.00%, 02/18/15 (c) 144A	96,424
China / Hong Kong: 0.4%
USD	560,000	Citic Pacific Ltd. 6.88%, 01/21/18 Reg S	583,800
Colombia: 1.1%
USD	250,000	Banco Davivienda S.A. 5.88%, 07/09/22 Reg S	242,500
	30,000	Banco GNB Sudameris S.A. 7.50%, 07/30/22 Reg S	30,863
		Bancolombia S.A.
	400,000	5.13%, 09/11/22	375,774
	200,000	6.13%, 07/26/20	207,000
	800,000	Colombia Telecomunicaciones S.A., E.S.P. 5.38%, 09/27/17 (c) Reg S	750,000
			1,606,137
Costa Rica: 0.2%
USD	300,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	306,900
Croatia: 0.5%
		Agrokor D.D.
USD	200,000	8.88%, 02/01/16 (c) Reg S	216,020
	300,000	8.88%, 02/01/16 (c) 144A	324,030
	200,000	Hrvatska Elektroprivreda 6.00%, 11/09/17 Reg S	204,750
			744,800
Denmark: 0.7%
GBP	341,000	Danske Bank A/S 5.68%, 02/15/17 (c)	575,884
EUR	50,000	ISS Global A/S 4.50%, 12/08/14	69,787
	225,000	Nykredit Realkredit A/S 9.00%, 04/01/15 (c)	324,967
USD	20,000	Welltec A/S 8.00%, 02/01/15 (c) 144A	21,350
			991,988
Dominican Republic: 0.1%
USD	100,000	Aeropuertos Dominicanos Siglo XXI S.A. 9.25%, 11/13/15 (c) Reg S	79,500
Finland: 0.7%
USD	334,000	Nokia OYJ 5.38%, 05/15/19	346,942
	250,000	Stora Enso OYJ 6.40%, 04/15/16 144A	271,875
	400,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	422,000
			1,040,817
France: 9.3%
		Banque PSA Finance S.A.
EUR	100,000	3.88%, 01/14/15 Reg S	137,715
	100,000	4.25%, 02/25/16 Reg S	141,572
	655,000	BPCE S.A. 4.63%, 07/30/15 (c)	903,175
USD	300,000	Cie Generale de Geophysique - Veritas 6.50%, 06/01/16 (c)	306,750
	200,000	CMA CGM 8.50%, 04/15/14 (c) 144A	198,000
		Credit Agricole S.A.
EUR	750,000	4.13%, 11/09/15 (c) † Reg S	1,022,791
USD	200,000	9.75%, 12/26/14 (c) Reg S	211,350
	400,000	Deutsche Bank Capital Funding Trust 5.63%, 01/19/16 (c) Reg S	414,000
EUR	450,000	Europcar Groupe S.A. 11.50%, 05/15/17 Reg S	695,599
	400,000	Groupama S.A. 7.88%, 10/27/19 (c)	571,110
	167,000	Italcementi Finance S.A. 6.63%, 03/19/20 (s) Reg S	249,264
		Lafarge S.A.
USD	200,000	6.50%, 07/15/16	221,000
EUR	825,000	6.63%, 11/29/18 Reg S	1,279,264
	311,000	8.88%, 11/24/16 Reg S	495,625
	300,000	Lafarge S.A. 4.75%, 09/30/20 Reg S	427,615
	1,051,000	Peugeot S.A. 7.38%, 03/06/18 Reg S	1,594,127
		Renault S.A.
	285,000	4.63%, 05/25/16 Reg S	409,858
	467,000	6.00%, 10/13/14	651,197
USD	400,000	Rexel S.A. 6.13%, 12/15/15 (c) 144A	418,000
		Societe Generale S.A.
	400,000	8.25%, 11/29/18 (c) † Reg S	426,890
	920,000	8.75%, 04/07/15 (c) Reg S	970,830
EUR	300,000	Veolia Environnement 4.45%, 04/16/18 (c) † Reg S	399,528
	550,000	Wendel S.A. 4.38%, 08/09/17	786,205
			12,931,465
Germany: 3.9%
EUR	700,000	Commerzbank A.G. 7.75%, 03/16/21	1,078,975
	334,000	Deutsche Lufthansa A.G. 6.50%, 07/07/16	508,456
	150,000	Franz Haniel & Cie. GmbH 6.25%, 02/08/18	232,805
	150,000	KM Germany Holdings GmbH 8.75%, 12/15/15 (c) 144A	226,253
	126,000	Orion Engineered Carbons 10.00%, 06/15/14 (c) Reg S	186,484
	300,000	Techem Gmbh 6.13%, 10/01/15 (c) Reg S	440,450
		ThyssenKrupp A.G.
	535,000	4.00%, 08/27/18 †	755,193
	42,000	4.38%, 02/28/17	59,720
	167,000	9.25%, 06/18/14	231,484
	300,000	Trionista HoldCo GmbH 5.00%, 04/30/16 (c) Reg S	417,208
	834,000	Unitymedia KabelBW GmbH 9.50%, 03/15/16 (c) Reg S	1,307,453
			5,444,481
Hungary: 0.1%
EUR	100,000	OTP Bank Plc 5.27%, 09/19/16	140,721
India: 0.1%
USD	110,000	ICICI Bank Ltd. 6.38%, 04/30/17 (c) Reg S	108,350
Indonesia: 0.4%
USD	500,000	Gajah Tunggal Tbk PT 7.75%, 02/06/16 (c) 144A	496,250
	120,000	PT Adaro Indonesia 7.63%, 10/22/14 (c) 144A	126,300
			622,550
Ireland: 3.8%
USD	600,000	Alfa Bank 7.75%, 04/28/21 † Reg S	646,500
EUR	100,000	Allied Irish Banks Plc 5.63%, 11/12/14 Reg S	139,238
	730,000	Ardagh Glass Finance Plc 8.75%, 02/01/15 (c) † Reg S	1,050,970
	200,000	Ardagh Packaging Finance Plc 7.38%, 10/15/14 (c) Reg S	288,590
USD	200,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	202,250
	100,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	108,210
EUR	200,000	Governor & Co. of the Bank of Ireland 2.75%, 06/05/16	273,966
USD	160,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	154,400
	400,000	MTS International Funding Ltd. 5.00%, 05/30/23 † Reg S	370,000
	200,000	Nara Cable Funding 8.88%, 03/10/14 (c) 144A	218,000
EUR	320,000	Nara Cable Funding Ltd. 8.88%, 03/07/14 (c) Reg S	468,864
USD	300,000	Nomos Bank Via Nomos Capital Plc 8.75%, 10/21/15 Reg S	311,625
EUR	506,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	736,103
USD	300,000	XL Group Plc 6.50%, 04/15/17 (c)	295,500
			5,264,216
Israel: 0.6%
USD	700,000	Israel Electric Corp. Ltd. 7.25%, 01/15/19 † Reg S	785,627
Italy: 4.9%
GBP	200,000	Banca Monte dei Paschi di Siena SpA 5.75%, 09/30/16 †	305,682
EUR	200,000	Banca Popolare di Milano 7.13%, 03/01/21 Reg S	285,843
		Banco Popolare SC
	425,000	3.75%, 01/28/16 Reg S	582,344
	200,000	6.00%, 11/05/20 Reg S	278,563
USD	550,000	Enel SpA 8.75%, 09/24/23 (c) 144A	598,125
EUR	167,000	Finmeccanica SpA 4.88%, 03/24/25	230,819
		Intesa Sanpaolo SpA
	300,000	8.05%, 06/20/18 (c) †	442,493
	100,000	8.38%, 10/14/19 (c) Reg S	151,854
	200,000	Monte dei Paschi di Siena 7.25%, 07/10/15 Reg S	284,107
		Telecom Italia S.P.A.
	750,000	5.25%, 02/10/22 † Reg S	1,043,924
	700,000	5.38%, 01/29/19	1,011,499
GBP	250,000	6.38%, 06/24/19	437,697
EUR	300,000	7.75%, 03/03/14 (c) Reg S	411,018
	200,000	UniCredit SpA 6.70%, 06/05/18	300,011
	300,000	Unipol Gruppo Finanziario SpA 5.00%, 01/11/17 Reg S	427,679
			6,791,658
Japan: 0.5%
USD	750,000	SoftBank Corp. 4.50%, 04/15/20 144A	741,562
Kazakhstan: 0.6%
USD	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 05/03/17 Reg S	218,600
EUR	164,000	Kazkommertsbank JSC 6.88%, 02/13/17	222,865
USD	400,000	Zhaikmunai International B.V. 7.13%, 11/13/16 (c) 144A	418,000
			859,465
Luxembourg: 13.5%
USD	220,000	ALROSA Finance S.A. 7.75%, 11/03/20 144A	243,650
	400,000	Altice Financing S.A. 9.88%, 12/15/16 (c) 144A	450,000
		ArcelorMittal
	225,000	5.00%, 02/25/17	237,375
	240,000	6.13%, 06/01/18	261,900
	1,075,000	6.75%, 02/25/22	1,165,031
	175,000	7.25%, 03/01/41	168,656
	250,000	7.50%, 10/15/39	246,875
	800,000	10.35%, 06/01/19	1,004,000
	250,000	CHC Helikopter S.A. 9.25%, 10/15/15 (c)	267,500
EUR	225,000	Cirsa Funding Luxembourg S.A. 8.75%, 05/15/14 (c) Reg S	307,975
	200,000	Codere Finance Luxembourg S.A. 8.25%, 06/15/14 (c) Reg S	124,067
USD	400,000	Convatec Healthcare E S.A. 10.50%, 12/15/14 (c) 144A	445,500
		CSN Resources S.A.
	150,000	6.50%, 07/21/20 Reg S	148,125
	300,000	6.50%, 07/21/20 † 144A	296,250
	700,000	Evraz Group S.A. 6.50%, 04/22/20 Reg S	641,375
	135,000	Expro Finance Luxembourg S.C.A. 8.50%, 03/10/14 (c) 144A	141,159
		Fiat Finance & Trade S.A.
EUR	235,000	6.88%, 02/13/15	331,498
	1,220,000	7.00%, 03/23/17 Reg S	1,792,891
		Fiat Industrial Finance Europe S.A.
	145,000	5.25%, 03/11/15 Reg S	203,119
	250,000	6.25%, 03/09/18 Reg S	380,716
	100,000	Finmec Finance S.A. 4.38%, 12/05/17	141,528
	311,000	Finmeccanica Finance S.A. 5.25%, 01/21/22	438,100
USD	300,000	Fuerstenberg Capital International S.A.R.L.& Cie SECS 10.25%, 06/30/15 (c)	309,135
	300,000	Home Credit & Finance Bank 9.38%, 04/24/18 (c) Reg S	297,750
EUR	359,060	Ineos Group Holdings Ltd. 7.88%, 03/07/14 (c) Reg S	485,701
USD	75,000	Intelsat Luxembourg S.A. 8.13%, 06/01/18 (c) 144A	81,469
	45,000	International Automotive Components Group S.A. 9.13%, 06/01/15 (c) 144A	47,138
EUR	250,000	KION Finance S.A. 6.75%, 02/15/16 (c) Reg S	368,758
	150,000	Lecta S.A. 8.88%, 05/15/15 (c) Reg S	194,709
USD	135,000	MHP S.A. 10.25%, 04/29/15 Reg S	135,157
	500,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	505,755
		Minerva Luxembourg S.A.
	300,000	7.75%, 01/31/18 (c) 144A	292,500
	200,000	12.25%, 02/10/17 (c) Reg S	223,000
	430,000	MOL Group Finance S.A. 6.25%, 09/26/19 Reg S	453,134
	400,000	OAO TMK 6.75%, 04/03/20 Reg S	384,032
	300,000	OJSC Promsvyazbank 8.50%, 04/25/17 Reg S	321,750
EUR	300,000	Olivetti Finance 7.75%, 01/24/33	458,205
		Ontex IV S.A.
	100,000	7.50%, 04/15/14 (c) Reg S	140,384
	300,000	9.00%, 04/15/15 (c) Reg S	432,885
USD	200,000	Russian Standard Bank 9.25%, 07/11/15 (p) Reg S	206,500
	300,000	Severstal OAO 6.70%, 10/25/17 144A	321,000
		Severstal OAO
	105,000	6.70%, 10/25/17 Reg S	112,350
	45,000	9.25%, 04/19/14 144A	45,833
EUR	292,000	Sunrise Communications Holdings S.A. 8.50%, 12/31/14 (c) Reg S	427,396
USD	400,000	Telecom Italia Capital 6.38%, 11/15/33	377,000
EUR	400,000	Telenet Finance Luxembourg S.C.A. 6.38%, 11/15/15 (c) Reg S	582,574
	282,000	UniCredit International Bank Luxembourg S.A. 8.13%, 12/10/19 (c) Reg S	425,926
		Wind Acquisition Finance S.A.
USD	200,000	6.50%, 04/30/16 (c) 144A	219,000
	100,000	7.25%, 03/10/14 (c) 144A	105,250
EUR	392,000	11.75%, 03/07/14 (c) Reg S	559,028
USD	200,000	11.75%, 03/07/14 (c) Reg S	211,250
	500,000	11.75%, 03/10/14 (c) † 144A	528,125
	225,250	Wind Acquisition Holdings Finance S.A. 12.25%, 03/10/14 (c) † 144A	234,260
			18,924,244
Mexico: 2.3%
USD	75,000	Axtel S.A.B. de C.V. 7.00%, 01/31/16 (c) (s) 144A	71,813
	400,000	Banco Santander S.A. 5.95%, 01/30/19 (c) † 144A	407,500
	100,000	BBVA Bancomer S.A. 7.25%, 04/22/20 144A	110,250
		Cemex S.A.B. de C.V.
	1,075,000	9.00%, 01/11/15 (c) 144A	1,166,375
	228,000	9.50%, 06/15/16 (c) 144A	257,070
	165,000	Empresas ICA S.A.B. de C.V. 8.90%, 02/04/16 (c) Reg S	167,475
	350,000	Grupo Elektra S.A. de C.V. 7.25%, 08/06/15 (c) Reg S	357,875
	200,000	Grupo KUO S.A.B. de C.V. 6.25%, 12/04/17 (c) † Reg S	200,000
	200,000	Servicios Corporativos Javer S.A.P.I de C.V. 9.88%, 04/06/16 (c) Reg S	204,500
	250,000	Tenedora Nemak S.A. 5.50%, 02/28/18 (c) 144A	241,875
			3,184,733
Netherlands: 9.7%
EUR	282,000	ABN Amro Bank N.V. 4.31%, 03/10/16 (c)	382,193
USD	100,000	DTEK Finance B.V. 9.50%, 04/28/15 Reg S	97,875
		EDP Finance B.V.
EUR	500,000	4.13%, 06/29/20	700,235
	573,000	4.75%, 09/26/16 Reg S	819,701
	300,000	5.75%, 09/21/17 Reg S	446,033
	311,000	Fresenius Finance B.V. 2.88%, 07/15/20 144A	422,754
	1,084,000	HeidelbergCement Finance B.V. 8.00%, 01/31/17 Reg S	1,697,914
USD	300,000	Indo Energy Finance II B.V. 6.38%, 01/24/18 (c) 144A	241,500
	425,000	ING Groep N.V. 5.78%, 12/08/15 (c)	438,812
	160,000	InterGen N.V. 7.00%, 06/30/18 (c) 144A	165,600
GBP	249,000	Koninklijke KPN N.V. 6.88%, 03/14/20 (c) Reg S	421,496
		Majapahit Holding B.V.
USD	80,000	7.25%, 06/28/17 Reg S	87,800
	845,000	7.75%, 01/20/20 144A	925,275
	300,000	Marfrig Holding Europe B.V. 8.38%, 05/09/18 † Reg S	277,500
	150,000	Metinvest B.V. 10.25%, 05/20/15 Reg S	149,499
EUR	200,000	New World Resources N.V. 7.88%, 05/01/14 (c) Reg S	156,432
	100,000	Nokia Siemens 6.75%, 04/15/15 (c) Reg S	145,309
USD	500,000	NXP BV / NXP Funding LLC 5.75%, 03/15/18 (c) 144A	501,250
EUR	200,000	OI European Group B.V. 6.75%, 09/15/20 Reg S	313,875
		Portugal Telecom International Finance B.V.
	392,000	5.00%, 11/04/19 Reg S	555,455
	75,000	5.63%, 02/08/16 Reg S	108,733
	200,000	5.88%, 04/17/18 Reg S	293,647
	292,000	Refresco Group B.V. 7.38%, 05/15/14 (c) Reg S	419,372
		Schaeffler Finance B.V.
	392,000	6.88%, 08/15/14 (c) Reg S	561,803
	455,000	8.75%, 02/15/15 (c) † Reg S	691,056
USD	250,000	Sensata Technologies B.V. 4.88%, 10/15/23 144A	238,750
EUR	400,000	SNS Bank N.V. 11.25%, 11/27/19 (c) Reg S ♦	32,365
	20,000	ThyssenKrupp Finance Nederland B.V. 8.50%, 02/25/16	30,352
	450,000	UPC Holding B.V. 6.38%, 09/15/17 (c) Reg S	623,536
		VimpelCom Holdings B.V.
USD	50,000	6.25%, 03/01/17 Reg S	53,245
	1,100,000	6.25%, 03/01/17 144A	1,171,390
EUR	250,000	Ziggo Bond Co. B.V. 8.00%, 05/15/14 (c) Reg S	359,052
			13,529,809
Norway: 0.8%
		Eksportfinans ASA
USD	75,000	2.00%, 09/15/15	74,175
	156,000	2.38%, 05/25/16	154,284
	6,000	3.00%, 11/17/14	6,050
	545,000	5.50%, 06/26/17	579,744
EUR	250,000	Norske Skogindustrier ASA 11.75%, 06/15/16 Reg S	269,710
			1,083,963
Peru: 0.3%
USD	97,000	Corp Azucarera del Peru S.A. 6.38%, 08/02/17 (c) 144A	75,786
	200,000	Corp Lindley S.A. 4.63%, 04/12/23 144A	180,250
	215,000	Maestro Peru S.A. 6.75%, 09/26/16 (c) † 144A	189,200
			445,236
Portugal: 1.0%
EUR	50,000	Banco Comercial Portugues S.A. 5.63%, 04/23/14	68,217
	500,000	Banco Espirito Santo S.A. 5.88%, 11/09/15 Reg S	710,453
	100,000	Brisa Concessao Rodoviaria S.A. 6.88%, 04/02/18 Reg S	152,123
	350,000	Caixa Geral de Depositos S.A. 5.13%, 02/19/14	473,389
			1,404,182
Singapore: 0.7%
USD	150,000	Bakrie Telecom Pte. Ltd. 11.50%, 03/07/14 (c) Reg S ♦	22,688
	400,000	Bumi Investment Pte Ltd. 10.75%, 10/06/14 (c) † Reg S	271,000
	150,000	Flextronics International Ltd. 5.00%, 02/15/23	146,250
	425,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) 144A	420,750
	200,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) Reg S	183,745
			1,044,433
South Africa: 0.3%
EUR	300,000	Edcon Pty Ltd. 9.50%, 03/07/14 (c) † Reg S	395,462
South Korea: 0.1%
USD	80,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) 144A	84,800
Spain: 2.0%
USD	400,000	Abengoa Finance SAU 8.88%, 11/01/17 Reg S	440,000
		Abengoa S.A.
EUR	100,000	8.50%, 03/31/16	146,149
	100,000	9.63%, 02/25/15 Reg S	143,324
USD	295,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c)	286,888
EUR	400,000	BPE Financiaciones S.A. 4.00%, 07/17/15 Reg S	556,470
	200,000	Cemex Espana Luxembourg 9.88%, 04/30/16 (c) Reg S	312,527
		Mapfre S.A.
	200,000	5.13%, 11/16/15	287,215
	150,000	5.92%, 07/24/17 (c)	206,194
	300,000	Obrascon Huarte Lain S.A. 8.75%, 03/15/15 (c) Reg S	448,056
			2,826,823
Sri Lanka: 0.3%
USD	400,000	Bank of Ceylon 5.33%, 04/16/18 Reg S	389,000
Sweden: 1.3%
		Eileme 2 AB
USD	100,000	11.63%, 01/31/16 (c) Reg S	119,375
	250,000	11.63%, 01/31/16 (c) 144A	298,438
EUR	25,000	11.75%, 01/31/16 (c) Reg S	40,625
		Perstorp Holding AB
USD	200,000	8.75%, 05/15/15 (c) 144A	214,500
EUR	250,000	9.00%, 05/15/15 (c) 144A	364,985
	200,000	TVN Finance Corporation III AB 7.38%, 12/15/16 (c) Reg S	291,961
	300,000	Verisure Holding AB 8.75%, 09/01/14 (c) Reg S	442,999
			1,772,883
Switzerland: 0.6%
USD	200,000	Credit Suisse Group A.G. 7.50%, 12/11/23 (c) 144A	210,752
EUR	480,000	UBS A.G. Jersey 4.28%, 04/15/15 (c)	655,395
			866,147
Turkey: 0.6%
USD	200,000	FinansBank A.S. 5.15%, 11/01/17 Reg S	190,000
	200,000	Turkiye Vakiflar Bankasi T.A.O. 6.00%, 11/01/22 144A	173,000
	500,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 144A	415,000
			778,000
United Arab Emirates: 0.1%
USD	150,000	Dubai Electricity & Water 6.38%, 10/21/16 Reg S	165,938
United Kingdom: 13.3%
USD	500,000	Algeco Scotsman Global Finance Plc 10.75%, 10/15/16 (c) 144A	541,250
		AngloGold Ashanti Holdings Plc
	75,000	5.13%, 08/01/22 †	64,723
	500,000	8.50%, 07/30/16 (c) †	526,250
		Barclays Bank Plc
EUR	500,000	4.88%, 12/15/14 (c) Reg S	636,347
GBP	400,000	6.00%, 12/15/17 (c)	637,659
USD	400,000	7.63%, 11/21/22 †	426,000
EUR	250,000	Boparan Finance Plc 9.75%, 04/30/14 (c) Reg S	366,249
USD	200,000	CEVA Group Plc 8.38%, 03/10/14 (c) 144A	209,750
	370,000	Claudius (Credit Suisse) 7.88%, 12/12/15 (c)	396,633
GBP	349,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	600,103
	250,000	Crown Newco 3 Plc 8.88%, 02/15/15 (c) † Reg S	432,844
		Daily Mail & General Trust
	9,000	5.75%, 12/07/18	16,231
	50,000	6.38%, 06/21/27	90,602
	100,000	Elli Finance UK Plc 8.75%, 06/15/15 (c) Reg S	183,245
	210,000	Enterprise Inns 6.50%, 12/06/18	362,381
USD	100,000	Ferrexpo UK Ltd. 7.88%, 04/07/16 144A	92,048
GBP	350,000	Gala Group Finance Plc 8.88%, 06/01/14 (c) Reg S	614,034
	142,000	GKN Holdings Plc 5.38%, 09/19/22 Reg S	251,054
	345,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c)	592,647
	200,000	Heathrow Finance Plc 7.13%, 03/01/17 Reg S	360,800
USD	400,000	Ineos Finance Plc 8.38%, 02/15/15 (c) 144A	442,500
GBP	100,000	Investec Bank Plc 9.63%, 02/17/22 Reg S	181,961
	300,000	Jaguar Land Rover Plc 8.13%, 05/15/14 (c) Reg S	532,059
EUR	225,000	Kerling Plc 10.63%, 03/07/14 (c) † Reg S	322,767
		Lloyds TSB Bank Plc
GBP	139,000	10.75%, 12/16/16 (c) Reg S	274,838
USD	350,000	12.00%, 12/16/24 (c) 144A	483,000
GBP	141,000	Lynx I Corp. 6.00%, 04/15/17 (c) 144A	237,751
	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	340,194
	300,000	Matalan Finance Plc 8.88%, 03/07/14 (c) Reg S	507,826
	260,000	National Westminster Bank Plc 7.88%, 09/09/15	464,509
	200,000	New Look Bondco I Plc 8.75%, 05/14/15 (c) Reg S	350,985
USD	400,000	Nord Anglia Education (UK) Holdings Plc 10.25%, 04/01/15 (c) Reg S	440,000
EUR	250,000	Old Mutual Plc 5.00%, 11/04/15 (c)	342,712
USD	200,000	Oschadbank 8.88%, 03/20/18 Reg S	156,000
EUR	500,000	OTE Plc 4.63%, 05/20/16	695,839
	167,000	ProSecure Funding LP 4.67%, 06/30/16	235,736
	282,000	Rexam Plc 6.75%, 06/29/17 (c) Reg S	405,010
		Royal Bank of Scotland Group Plc
	506,000	4.63%, 09/22/16 (c)	692,517
USD	300,000	5.05%, 01/08/15	307,570
EUR	350,000	Thomas Cook Group Plc 6.75%, 06/22/15	497,362
USD	350,000	Ukreximbank 8.38%, 04/27/15 Reg S	316,312
	1,000,000	Vedanta Resources Plc 6.00%, 01/31/19 144A	952,500
	50,000	Virgin Media Finance Plc 4.88%, 02/15/22	44,750
GBP	475,000	Virgin Media Secured Fin 7.00%, 03/07/14 (c)	811,084
USD	225,000	Virgin Media Secured Finance Plc 6.50%, 03/10/14 (c)	233,438
GBP	100,000	Voyage Care Bondco Plc 6.50%, 02/01/15 (c) Reg S	170,919
USD	400,000	West China Cement Ltd. 7.50%, 01/25/15 (c) † Reg S	408,000
GBP	250,000	William Hill Plc 4.25%, 06/05/20 Reg S	405,727
			18,654,716
United States: 2.6%
USD	690,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	624,450
	235,000	Calfrac Holdings LP 7.50%, 12/01/15 (c) 144A	244,988
		CEDC Finance Corporation International, Inc.
	34,594	8.00%, 03/10/14 (c) (s)	32,317
	57,664	10.00%, 03/10/14 (c)	51,080
	825,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	880,687
	177,000	Grifols, Inc. 8.25%, 03/10/14 (c)	189,169
	660,000	JBS USA LLC / JBS USA Finance, Inc. 7.25%, 06/01/15 (c) 144A	689,700
	460,000	Nielsen Finance LLC / Nielsen Finance Co. 7.75%, 10/15/14 (c)	496,800
	505,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	478,487
			3,687,678
Venezuela: 1.6%
USD	370,000	C.A. La Electricidad De Caracas 8.50%, 04/10/18	259,740
		Petroleos de Venezuela S.A.
	250,000	4.90%, 10/28/14 †	232,500
	1,205,000	5.38%, 04/12/27 Reg S	599,487
	195,000	5.50%, 04/12/37 Reg S	95,355
	180,000	8.50%, 11/02/17 Reg S	140,130
	390,000	8.50%, 11/02/17 † 144A	303,615
	90,000	9.00%, 11/17/21 Reg S	59,625
	775,000	9.00%, 11/17/21 † 144A	513,437
	30,000	12.75%, 02/17/22 † 144A	24,525
			2,228,414
Total Corporate Bonds (Cost: $133,074,882)			134,736,033
GOVERNMENT OBLIGATIONS: 0.3% (Cost: $433,615)
Turkey: 0.3%
USD	400,000	Export Credit Bank of Turkey
		5.88%, 04/24/19 Reg S	399,540

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $103,867)
	103,867	Dreyfus Government Cash Management Fund	103,867
Total Investments Before Collateral for Securities Loaned: 96.8% (Cost: $133,612,364)			135,239,440

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.5%
Repurchase Agreements: 11.5%
USD	3,807,149	Repurchase agreement dated 1/31/2014 with Citigroup Global Markets, Inc., 0.03% due 2/3/2014, proceeds $3,807,155; (collateralized by various U.S. government and agency obligations, 1.62% to 11.00%, due 3/1/2014 to 8/15/2053, valued at $3,883,292 including accrued interest)	3,807,149

	3,807,149	Repurchase agreement dated 1/31/2014 with Deutsche Bank, Inc., 0.03% due 2/3/2014, proceeds $3,807,155; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 7/1/2021 to 1/1/2044, valued at $3,883,292 including accrued interest)	3,807,149

	3,807,149	Repurchase agreement dated 1/31/2014 with HSBC Securities USA, Inc., 0.02% due 2/3/2014, proceeds $3,807,153; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/2014 to 2/15/2043, valued at $3,883,313 including accrued interest)	3,807,149

	3,807,149	Repurchase agreement dated 1/31/2014 with RBC Capital Markets LLC, 0.02% due 2/3/2014, proceeds $3,807,153; (collateralized by various U.S. government and agency obligations, 2.06% to 4.50%, due 8/1/2026 to 12/1/2043, valued at $3,883,292 including accrued interest)	3,807,149

	801,496	Repurchase agreement dated 1/31/2014 with RBS Securities, Inc., 0.02% due 2/3/2014, proceeds $801,497; (collateralized by various U.S. government and agency obligations, 0.63% to 3.88%, due 1/15/2025 to 2/15/2043, valued at $817,527 including accrued interest)	801,496

Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $16,030,092)			16,030,092
Total Investments: 108.3% (Cost: $149,642,456)			151,269,532
Liabilities in excess of other assets: (8.3)%			(11,603,135)
NET ASSETS: 100.0%			$139,666,397

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $15,409,044.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $33,021,022, or 23.6% of net assets.
♦	Security in default

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	11.4%	$15,449,503
Communications	17.5	23,739,292
Consumer, Cyclical	11.3	15,262,149
Consumer, Non-cyclical	6.2	8,444,664
Diversified	1.5	2,031,852
Energy	5.3	7,171,837
Financial	28.1	37,976,685
Government	0.3	399,540
Industrial	12.6	17,064,186
Technology	0.9	1,160,750
Utilities	4.8	6,435,115
Money Market Fund	0.1	103,867
	100.0%	$135,239,440

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$134,736,033	$—	$134,736,033
Government Obligations*	—	399,540	—	399,540
Money Market Fund	103,867	—	—	103,867
Repurchase Agreements	—	16,030,092	—	16,030,092
Total	$103,867	$151,165,665	$—	$151,269,532

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.3%
Australia: 7.9%
	Australia & New Zealand Banking Group Ltd.
$550,000	0.44%, 05/07/15 Reg S	$550,591
750,000	0.44%, 05/07/15 144A	750,805
300,000	Australia Commonwealth Bank 0.97%, 03/17/14 144A	300,332
	BHP Billiton Finance USA Ltd.
300,000	0.50%, 09/30/16	300,678
100,000	0.51%, 02/18/14	100,013
	Commonwealth Bank of Australia
575,000	0.52%, 01/29/15 144A	576,793
1,700,000	0.75%, 09/20/16 144A	1,705,114
	National Australia Bank Ltd.
400,000	0.54%, 01/22/15 Reg S	401,074
250,000	0.54%, 01/22/15 144A	250,671
800,000	0.79%, 07/25/16	804,457
200,000	0.96%, 04/11/14 Reg S	200,256
600,000	0.96%, 04/11/14 144A	600,767
	Westpac Banking Corp.
550,000	0.98%, 07/30/18	556,215
300,000	0.98%, 03/31/14 144A	300,336
100,000	1.01%, 09/25/15	100,973
200,000	1.04%, 07/17/15 144A	202,068
		7,701,143
Brazil: 0.2%
200,000	Banco Bradesco S.A. 2.34%, 05/16/14 144A	200,154
Canada: 13.3%
	Bank of Montreal
400,000	0.50%, 09/24/15	400,627
250,000	0.71%, 04/29/14	250,296
400,000	0.71%, 09/11/15	402,074
850,000	0.76%, 07/15/16	854,697
	Bank of Nova Scotia
100,000	0.64%, 03/15/16	100,246
1,200,000	0.68%, 09/11/15	1,205,431
750,000	0.76%, 07/15/16	753,597
150,000	1.28%, 01/12/15	151,491
950,000	Canadian Imperial Bank of Commerce 0.76%, 07/18/16	954,572
	Royal Bank of Canada
200,000	0.45%, 04/29/15	200,382
245,000	0.54%, 04/17/14	245,124
835,000	0.61%, 03/08/16	837,695
1,000,000	0.70%, 09/09/16	1,004,529
700,000	0.94%, 10/30/14	703,629
	The Toronto-Dominion Bank
850,000	0.42%, 05/01/15	850,895
1,071,000	0.70%, 09/09/16	1,074,745
1,900,000	0.79%, 04/30/18	1,906,133
550,000	Total Capital Canada Ltd. 0.62%, 01/15/16	552,785
450,000	TransCanada PipeLines Ltd. 0.93%, 06/30/16	453,834
		12,902,782
Denmark: 0.3%
300,000	Danske Bank A/S 1.29%, 04/14/14 144A	300,471
France: 1.7%
600,000	Banque Federative du Credit Mutuel S.A. 1.09%, 10/28/16 144A	602,185
300,000	BNP Paribas S.A. 3.00%, 12/20/14	306,696
375,000	BPCE S.A. 1.49%, 04/25/16	380,071
200,000	Credit Agricole Home Loan SFH 0.99%, 07/21/14 144A	200,615
200,000	Societe Generale S.A. 1.29%, 04/11/14 144A	200,345
		1,689,912
Italy: 0.2%
200,000	Intesa Sanpaolo SpA 2.64%, 02/24/14 144A	200,260
Japan: 1.2%
250,000	Sumitomo Mitsui Trust Bank Ltd. 1.02%, 09/16/16 144A	251,976
900,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 0.69%, 02/26/16 144A	901,402
		1,153,378
Mexico: 0.4%
400,000	America Movil S.A.B. de C.V. 1.24%, 09/12/16	404,276
Netherlands: 5.9%
1,200,000	Bank Nederlandse Gemeenten 0.41%, 07/18/16 Reg S	1,201,948
1,250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 0.72%, 03/18/16	1,256,741
	ING Bank N.V.
200,000	1.19%, 03/07/16 144A	201,851
850,000	1.89%, 09/25/15 144A	868,378
	Nederlandse Waterschapsbank N.V.
200,000	0.44%, 10/18/16 144A	200,136
200,000	0.52%, 05/23/15 144A	200,742
	Petrobras Global Finance B.V.
500,000	1.86%, 05/20/16	494,375
700,000	2.38%, 01/15/19	682,500
132,000	Shell International Finance B.V. 0.45%, 11/15/16	132,128
	Volkswagen International Finance N.V.
250,000	0.84%, 11/20/14 Reg S	250,942
290,000	1.00%, 03/21/14 144A	290,322
		5,780,063
Norway: 1.2%
1,146,000	Statoil ASA 0.53%, 05/15/18	1,146,256
Sweden: 1.9%
300,000	Nordea Bank A.B. 0.70%, 05/13/16 144A	301,053
1,500,000	Svenska Handelsbanken A.B. 0.70%, 03/21/16	1,505,316
		1,806,369
United Kingdom: 2.0%
100,000	Abbey National Treasury Services Plc 1.82%, 04/25/14	100,318
700,000	BP Capital Markets Plc 0.88%, 09/26/18	704,642
400,000	HSBC Bank Plc 0.88%, 05/15/18 144A	402,275
350,000	Rio Tinto Finance USA Plc 1.08%, 06/17/16	353,339
400,000	Vodafone Group Plc 0.62%, 02/19/16	399,766
		1,960,340
United States: 63.1%
150,000	AbbVie, Inc. 1.00%, 11/06/15	151,506
300,000	American Express Centurion Bank 0.69%, 11/13/15	301,090
900,000	American Express Co. 0.83%, 05/22/18	901,005
	American Express Credit Corp.
750,000	0.75%, 07/29/16	754,015
500,000	1.34%, 06/12/15	506,626
	American Honda Finance Corp.
1,165,000	0.61%, 05/26/16 144A	1,169,038
200,000	0.74%, 10/07/16	201,514
	Apple, Inc.
1,050,000	0.29%, 05/03/16	1,050,353
1,100,000	0.49%, 05/03/18	1,099,307
600,000	AT&T. Inc. 0.62%, 02/12/16	599,887
	Bank of America Corp.
500,000	0.50%, 10/14/16	495,840
720,000	1.07%, 03/22/16	724,524
1,150,000	1.28%, 01/15/19	1,160,233
1,250,000	1.32%, 03/22/18	1,267,512
500,000	Bank of America N.A. 0.52%, 06/15/16	495,395
150,000	Berkshire Hathaway, Inc. 0.94%, 08/15/14	150,591
200,000	Caterpillar Financial Services Corp. 0.39%, 08/27/14	200,175
	Citigroup, Inc.
1,612,000	0.51%, 06/09/16	1,585,837
300,000	0.52%, 11/05/14	299,899
1,550,000	1.20%, 07/25/16	1,568,485
2,166,000	1.94%, 05/15/18	2,249,776
500,000	Coca-Cola Enterprises, Inc. 0.54%, 02/18/14	500,058
	Daimler Finance North America LLC
300,000	0.84%, 01/09/15 144A	301,146
200,000	0.92%, 08/01/16 144A	201,208
400,000	Ford Motor Credit Co. LLC 1.02%, 01/17/17	402,390
	General Electric Capital Corp.
525,000	0.41%, 02/15/17	521,487
600,000	0.44%, 01/08/16	599,883
300,000	0.44%, 05/11/16	299,845
350,000	0.50%, 09/15/14	350,561
932,000	0.62%, 05/05/26	850,781
300,000	0.62%, 01/09/15	301,193
550,000	0.62%, 07/10/15	552,112
225,000	0.84%, 01/08/16	226,775
300,000	0.89%, 07/12/16	302,959
945,000	1.24%, 03/15/23	942,975
	Goldman Sachs Group, Inc.
200,000	0.64%, 07/22/15	199,943
2,524,000	0.70%, 03/22/16	2,514,838
525,000	0.74%, 01/12/15	525,153
350,000	0.85%, 09/29/14	350,762
100,000	1.24%, 02/07/14	100,014
81,000	1.84%, 11/29/23	82,208
	Hewlett-Packard Co.
100,000	0.64%, 05/30/14	100,083
500,000	1.79%, 09/19/14	503,761
622,000	HSBC Finance Corp. 0.67%, 06/01/16	621,379
550,000	International Business Machines Corp. 0.22%, 02/04/15	550,139
	John Deere Capital Corp.
200,000	0.31%, 01/12/15	200,168
400,000	0.36%, 06/15/15	400,537
100,000	Johnson & Johnson 0.33%, 05/15/14	100,019
	JPMorgan Chase & Co.
400,000	0.69%, 04/23/15	401,177
2,149,000	0.86%, 02/26/16	2,158,946
200,000	0.90%, 10/15/15	201,163
150,000	0.99%, 05/02/14	150,266
2,900,000	1.14%, 01/25/18	2,937,210
1,050,000	JPMorgan Chase Bank N.A. 0.57%, 06/13/16	1,044,051
	Merck & Co., Inc.
250,000	0.43%, 05/18/16	250,648
650,000	0.60%, 05/18/18	650,421
100,000	Merrill Lynch & Co., Inc. 0.70%, 01/15/15	100,154
250,000	MetLife Institutional Funding II 1.14%, 04/04/14 144A	250,393
	Morgan Stanley
1,200,000	0.69%, 10/18/16	1,193,542
300,000	0.72%, 10/15/15	299,798
300,000	1.49%, 02/25/16	304,194
1,200,000	1.52%, 04/25/18	1,220,132
500,000	National City Bank/Cleveland OH 0.61%, 06/07/17	495,018
	NBCUniversal Enterprise, Inc.
200,000	0.78%, 04/15/16 144A	200,981
730,000	0.92%, 04/15/18 144A	731,852
	New York Life Global Funding
150,000	0.28%, 09/19/14 144A	150,070
300,000	0.59%, 05/23/16 144A	301,354
550,000	Oracle Corp. 0.82%, 01/15/19	552,839
415,000	PepsiCo., Inc. 0.45%, 02/26/16	415,219
350,000	Pfizer, Inc. 0.54%, 06/15/18	351,296
250,000	PNC Bank N.A. 0.56%, 04/29/15 (c)	250,275
200,000	Target Corp. 0.41%, 07/18/14	200,152
	The Bank of New York Mellon Corp.
385,000	0.80%, 08/01/18	386,444
100,000	1.09%, 11/24/14	100,602
1,800,000	The Bear Stearns Cos, LLC 0.63%, 11/21/16	1,790,809
150,000	The Coca-Cola Co. 0.19%, 03/14/14	150,010
1,650,000	The Goldman Sachs Group, Inc. 1.44%, 04/30/18	1,669,566
100,000	The Procter & Gamble Co. 0.16%, 02/06/14	100,003
200,000	The Walt Disney Co. 0.23%, 02/11/15	200,013
	Toyota Motor Credit Corp.
350,000	0.39%, 03/10/15	350,533
500,000	0.53%, 05/17/16	501,879
150,000	United Technologies Corp. 0.74%, 06/01/15	150,985
	Verizon Communications, Inc.
650,000	0.44%, 03/06/15 144A	649,638
250,000	0.86%, 03/28/14	250,228
1,900,000	1.77%, 09/15/16	1,957,331
1,000,000	1.99%, 09/14/18	1,047,551
	Wachovia Corp.
2,600,000	0.51%, 06/15/17	2,589,324
150,000	0.58%, 10/28/15	150,052
2,045,000	0.61%, 10/15/16	2,038,448
	Wells Fargo & Co.
1,000,000	0.44%, 10/28/15	998,347
600,000	0.77%, 07/20/16	603,341
1,000,000	0.87%, 04/23/18	1,007,359
150,000	1.17%, 06/26/15	151,747
300,000	Wells Fargo Bank N.A. 0.52%, 07/20/15	300,806
		61,491,152
Total Floating Rate Notes (Cost: $96,481,776)		96,736,556

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $653,196)
653,196	Dreyfus Government Cash Management Fund	653,196
Total Investments: 100.0% (Cost: $97,134,972)		97,389,752
Other assets less liabilities: 0.0%		22,684
NET ASSETS: 100.0%		$97,412,436

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $13,964,731, or 14.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	0.8%	$754,030
Communications	6.6	6,441,523
Consumer, Cyclical	2.1	2,096,182
Consumer, Non-cyclical	2.7	2,669,180
Energy	4.3	4,166,520
Financial	78.4	76,401,479
Industrial	0.4	351,160
Money Market Fund	0.7	653,196
Technology	4.0	3,856,482
	100.0%	$97,389,752

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$96,736,556	$—	$96,736,556
Money Market Fund	653,196	—	—	653,196
Total	$653,196	$96,736,556	$—	$97,389,752

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Number of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 101.4%
United States: 101.4%
467,291	American Capital Agency Corp.	$9,789,746
116,864	American Capital Mortgage Investment Corp.	2,284,691
1,151,961	Annaly Capital Management, Inc.	12,406,620
311,359	Anworth Mortgage Asset Corp.	1,460,274
81,477	Apollo Commercial Real Estate Finance, Inc.	1,370,443
819,352	ARMOUR Residential REIT, Inc.	3,367,537
211,564	Capstead Mortgage Corp.	2,669,938
1,475,015	Chimera Investment Corp.	4,602,047
168,978	Colony Financial, Inc.	3,751,312
368,679	CYS Investments, Inc.	2,919,938
120,237	Dynex Capital, Inc.	969,110
216,287	Hatteras Financial Corp.	3,880,189
275,673	Invesco Mortgage Capital, Inc.	4,330,823
188,663	iStar Financial, Inc. *	2,909,183
637,454	MFA Financial, Inc.	4,647,040
531,338	New Residential Investment Corp.	3,373,996
768,168	Newcastle Investment Corp.	4,178,834
381,406	NorthStar Realty Finance Corp.	5,564,714
155,637	PennyMac Mortgage Investment Trust	3,665,251
155,200	RAIT Financial Trust	1,309,888
182,013	Redwood Trust, Inc. †	3,403,643
282,197	Resource Capital Corp.	1,662,140
233,949	Starwood Property Trust, Inc.	7,065,260
499,211	Two Harbors Investment Corp.	4,907,244
49,865	Winthrop Realty Trust	572,450
Total Real Estate Investment Trusts (Cost: $114,412,238)		97,062,311
MONEY MARKET FUND: 1.0% (Cost: $1,010,159)
1,010,159	Dreyfus Government Cash Management Fund	1,010,159
Total Investments Before Collateral for Securities Loaned: 102.4% (Cost: $115,422,397)		98,072,470
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.4% (Cost: $1,309,138)
1,309,138	Bank of New York Overnight Government Fund	1,309,138
Total Investments: 103.8% (Cost: $116,731,535)		99,381,608
Liabilities in excess of other assets: (3.8)%		(3,623,536)
NET ASSETS: 100.0%		$95,758,072

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,271,931.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	99.0%	$97,062,311
Money Market Fund	1.0	1,010,159
	100.0%	$98,072,470

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts	$97,062,311	$—	$—	$97,062,311
Money Market Funds	2,319,297	—	—	2,319,297
Total	$99,381,608	$—	$—	$99,381,608

See Notes to Schedules of Investments

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 99.8%
Basic Materials: 7.7%
313,687	ArcelorMittal 6.00%, 01/15/16	$7,663,373
101,948	Cliffs Natural Resources, Inc. 7.00%, 02/01/16 †	1,935,993
		9,599,366
Communications: 10.2%
40,082	Comcast Corp. 5.00%, 12/15/17 (c)	879,800
	Qwest Corp.
108,048	6.13%, 06/01/18 (c)	2,220,386
73,194	7.00%, 04/01/17 (c)	1,767,635
55,766	7.00%, 07/01/17 (c) †	1,343,961
92,189	7.38%, 06/01/16 (c)	2,305,647
80,164	7.50%, 09/15/16 (c) †	2,012,116
41,825	Telephone & Data Systems, Inc. 7.00%, 03/15/16 (c)	1,039,769
47,680	United States Cellular Corp. 6.95%, 05/15/16 (c)	1,180,557
		12,749,871
Consumer, Cyclical: 1.8%
34,854	The Goodyear Tire & Rubber Co. 5.88%, 04/01/14	2,288,165
Consumer, Non-cyclical: 2.2%
	CHS, Inc.
39,452	7.88%, 09/26/23 (c)	1,131,089
36,169	8.00%, 07/18/23 (c)	1,058,667
37,776	National Healthcare Corp. 0.80%, 11/01/15 (c)	548,885
		2,738,641
Energy: 1.2%
56,115	NuStar Logistics LP 7.63%, 01/15/18 (c)	1,473,019
Government: 1.5%
	Tennessee Valley Authority
45,125	3.83%, 06/01/14 (p)	1,028,850
37,620	3.96%, 05/01/14 (p)	855,479
		1,884,329
Industrial: 6.9%
48,796	Seaspan Corp. 9.50%, 01/30/16 (c)	1,285,775
104,562	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	2,367,284
76,679	United Technologies Corp. 7.50%, 08/01/15 †	4,940,428
		8,593,487
Real Estate Investment Trusts: 35.7%
149,780	American Realty Capital Properties, Inc. 6.70%, 01/03/19 (c)	3,205,292
	Annaly Capital Management, Inc.
64,131	7.50%, 09/13/17 (c)	1,459,622
41,825	7.63%, 05/16/17 (c)	961,975
63,260	CBL & Associates Properties, Inc. 7.38%, 03/07/14 (c)	1,522,668
35,133	Colony Financial, Inc. 8.50%, 03/20/17 (c)	890,270
	CommonWealth REIT
52,908	6.50%, 12/31/49 ^	1,148,104
38,339	7.25%, 05/15/16 (c)	867,612
	Digital Realty Trust, Inc.
34,854	5.88%, 04/09/18 (c)	659,089
40,082	7.00%, 09/15/16 (c)	931,105
44,892	FelCor Lodging Trust, Inc. 1.95%, 12/31/49 ^	1,086,386
34,854	General Growth Properties, Inc. 6.38%, 02/13/18 (c)	745,179
40,082	Hatteras Financial Corp. 7.63%, 08/27/17 (c)	895,833
	Health Care REIT, Inc.
40,082	6.50%, 03/07/17 (c)	947,939
50,103	6.50%, 12/31/49 ^	2,720,092
40,431	Hospitality Properties Trust 7.13%, 01/15/17 (c)	973,578
55,766	Kimco Realty Corp. 6.00%, 03/20/17 (c) †	1,246,370
	National Retail Properties, Inc.
40,082	5.70%, 05/30/18 (c)	809,656
40,082	6.63%, 02/23/17 (c)	943,530
48,792	NorthStar Realty Finance Corp. 8.25%, 03/07/14 (c)	1,177,351
48,796	PS Business Parks, Inc. 6.00%, 05/14/17 (c) †	1,035,939
	Public Storage
69,708	5.20%, 01/16/18 (c)	1,389,280
69,011	5.38%, 09/20/17 (c)	1,418,176
40,082	5.63%, 06/15/17 (c)	860,160
64,480	5.75%, 03/13/17 (c)	1,408,243
64,131	5.90%, 01/12/17 (c)	1,445,513
67,965	6.35%, 07/26/16 (c)	1,652,909
52,281	6.50%, 04/14/16 (c)	1,301,274
56,986	Realty Income Corp. 6.63%, 02/15/17 (c)	1,393,878
34,854	Regency Centers Corp. 6.63%, 02/16/17 (c)	822,903
48,796	Senior Housing Properties Trust 5.63%, 08/01/17 (c)	961,769
36,074	Ventas Realty LP 5.45%, 03/07/18 (c)	777,395
64,131	Vornado Realty LP 7.88%, 10/01/14 (c)	1,677,026
	Vornado Realty Trust
41,825	5.40%, 01/25/18 (c) †	837,336
41,825	5.70%, 07/18/17 (c)	872,051
37,642	6.63%, 03/07/14 (c)	903,408
48,099	Weyerhaeuser Co. 6.38%, 07/01/16 †	2,578,106
		44,527,017
Reinsurance: 5.3%
38,339	Aspen Insurance Holdings Ltd. 5.95%, 07/01/23 (c)	923,970
55,766	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c)	1,384,112
	PartnerRe Ltd.
34,854	5.88%, 03/01/18 (c) †	740,648
52,107	7.25%, 06/01/16 (c) †	1,345,924
55,766	Reinsurance Group of America, Inc. 6.20%, 09/15/22 (c)	1,412,553
38,339	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c)	752,595
		6,559,802
Technology: 1.2%
59,252	Pitney Bowes, Inc. 6.70%, 03/07/18 (c)	1,478,930
Utilities: 26.1%
36,074	AES Trust III 6.75%, 03/07/14 (c)	1,808,029
34,854	BGE Capital Trust II 6.20%, 03/07/14 (c)	850,438
	Dominion Resources, Inc. (Virginia)
38,339	6.00%, 07/01/16	2,148,134
38,339	6.13%, 04/01/16	2,144,300
95,500	8.38%, 06/15/14 (c)	2,468,675
39,037	DTE Energy Co. 6.50%, 12/01/16 (c) †	966,166
69,708	Duke Energy Corp. 5.13%, 01/15/18 (c)	1,493,842
41,825	FPL Group Capital Trust I 5.88%, 03/07/14 (c) †	1,035,169
55,766	Integrys Energy Group, Inc. 6.00%, 08/01/23 (c)	1,360,133
	NextEra Energy Capital Holdings, Inc.
62,737	5.00%, 01/15/18 (c)	1,199,531
69,708	5.13%, 11/15/17 (c)	1,383,704
48,796	5.63%, 06/15/17 (c)	1,045,698
55,766	5.70%, 03/01/17 (c)	1,219,602
45,310	5.89%, 09/01/15	2,708,632
52,281	8.75%, 03/01/14 (c)	1,334,734
34,854	NextEra Energy, Inc. 5.80%, 09/01/16	1,847,262
62,737	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c) †	1,426,639
68,140	PPL Corp. 8.75%, 05/01/14	3,509,891
66,223	SCE Trust I 5.63%, 06/15/17 (c)	1,433,728
55,766	SCE Trust II 5.10%, 03/15/18 (c)	1,098,590
		32,482,897
Total Preferred Securities (Cost: $134,360,169)		124,375,524
MONEY MARKET FUND: 0.1% (Cost: $192,463)
192,463	Dreyfus Government Cash Management Fund	192,463
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $134,552,632)		124,567,987

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.1%
Repurchase Agreements: 6.1%
1,789,449	Repurchase agreement dated 1/31/2014 with Citigroup Global Markets, Inc., 0.03% due 2/3/2014, proceeds $1,789,452; (collateralized by various U.S. government and agency obligations, 1.62% to 11.00%, due 3/1/2014 to 8/15/2053, valued at $1,825,238 including accrued interest)	1,789,449

1,789,449	Repurchase agreement dated 1/31/2014 with Deutsche Bank, Inc., 0.03% due 2/3/2014, proceeds $1,789,452; (collateralized by various U.S. government and agency obligations, 2.50% to 6.00%, due 7/1/2021 to 1/1/2044, valued at $1,825,238 including accrued interest)	1,789,449

1,789,449	Repurchase agreement dated 1/31/2014 with HSBC Securities USA, Inc., 0.02% due 2/3/2014, proceeds $1,789,451; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/2014 to 2/15/2043, valued at $1,825,248 including accrued interest)	1,789,449

1,789,449	Repurchase agreement dated 1/31/2014 with RBC Capital Markets LLC, 0.02% due 2/3/2014, proceeds $1,789,451; (collateralized by various U.S. government and agency obligations, 2.06% to 4.50%, due 8/1/2026 to 12/1/2043, valued at $1,825,248 including accrued interest)	1,789,449

376,720	Repurchase agreement dated 1/31/2014 with RBS Securities, Inc., 0.02% due 2/3/2014, proceeds $376,720; (collateralized by various U.S. government and agency obligations, 0.63% to 3.88%, due 1/15/2025 to 2/15/2043, valued at $384,255 including accrued interest)	376,720

Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $7,534,516)		7,534,516
Total Investments: 106.0% (Cost: $142,087,148)		132,102,503
Liabilities in excess of other assets: (6.0)%		(7,421,397)
NET ASSETS: 100.0%		$124,681,106

^	Security is convertible through date shown.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $7,347,717.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.7%	$9,599,366
Communications	10.2	12,749,871
Consumer, Cyclical	1.8	2,288,165
Consumer, Non-cyclical	2.2	2,738,641
Energy	1.2	1,473,019
Financial	5.3	6,559,802
Government	1.5	1,884,329
Industrial	6.9	8,593,487
Real Estate Investment Trusts	35.7	44,527,017
Technology	1.2	1,478,930
Utilities	26.1	32,482,897
Money Market Fund	0.2	192,463
	100.0%	$124,567,987

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$124,375,524	$—	$—	$124,375,524
Money Market Fund	192,463	—	—	192,463
Repurchase Agreements	—	7,534,516	—	7,534,516
Total	$124,567,987	$7,534,516	$—	$132,102,503

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 78.6%
British Virgin Islands: 6.3%
CNY	1,000,000	Right Century Ltd. 1.85%, 06/03/14	$165,068
	1,000,000	Value Success International Ltd. 4.75%, 11/04/18 Reg S	166,278
			331,346
China / Hong Kong: 41.1%
	1,000,000	Agricultural Development Bank of China 2.98%, 06/22/14 Reg S	165,775
	1,000,000	China Development Bank Corp. 3.30%, 10/20/20	160,936
	1,500,000	China General Nuclear Power Holding Corp. 3.75%, 11/01/15 Reg S	250,518
	1,750,000	China Power International Development Ltd. 3.20%, 12/23/15	285,968
	2,000,000	Export-Import Bank of China 2.70%, 04/07/14 Reg S	331,358
	1,000,000	Hai Chao Trading Co. Ltd. 2.00%, 08/04/14 Reg S	163,550
	3,000,000	HKCG Finance Ltd. 1.40%, 04/11/16	479,427
	1,000,000	Industrial & Commercial Bank of China Asia Ltd. 6.00%, 11/05/16 (c) Reg S	174,084
	1,000,000	Shanghai Baosteel Group Corp. 3.50%, 12/01/14 Reg S	166,421
			2,178,037
Germany: 12.5%
	3,000,000	BSH Bosch und Siemens Hausgeraete GmbH 2.38%, 09/29/14 Reg S	494,963
	1,000,000	KfW Group 2.00%, 05/21/14 Reg S	165,761
			660,724
Malaysia: 3.1%
	1,000,000	Axiata SPV2 Bhd 3.75%, 09/18/14 Reg S	166,310
Netherlands: 6.2%
	2,000,000	Volkswagen International Finance N.V. 2.15%, 05/23/16	326,985
Singapore: 3.1%
	1,000,000	Global Logistic Properties Ltd. 3.38%, 05/11/16 Reg S	165,507
United Kingdom: 3.2%
	1,000,000	HSBC Bank Plc 2.88%, 04/30/15 Reg S	166,938
United States: 3.1%
	1,000,000	Caterpillar Financial Services Corp. 2.90%, 03/16/14 Reg S	165,729
Total Corporate Bonds (Cost: $4,000,051)			4,161,576
GOVERNMENT OBLIGATIONS: 15.2%
China / Hong Kong: 15.2%
		China Government Bonds
	1,000,000	1.80%, 12/01/15	164,575
	1,000,000	2.36%, 08/18/21 Reg S	152,797
	500,000	2.48%, 12/01/20	77,726
	2,500,000	2.56%, 06/29/17 Reg S	413,064
			808,162
Total Investments: 93.8% (Cost: $4,792,396)			4,969,738
Other assets less liabilities: 6.2%			326,950
NET ASSETS: 100.0%			$5,296,688

CNY	Chinese Yuan

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Appliances	10.0%	$494,963
Auto - Cars / Light Trucks	6.6	326,985
Commercial Banking Institution	6.9	341,022
Electric - Generation	5.8	285,968
Electric - Integrated	5.0	250,518
Food - Miscellaneous / Diversified	3.3	165,068
Gas-Distribution	9.6	479,427
Government	16.3	808,162
Life & Health Insurance	3.3	166,278
Machinery - Construction & Mining	3.3	165,729
Real Estate Operation / Development	3.3	165,507
Rubber - Tires	3.3	163,550
Special Purpose Banks	16.6	823,830
Steel - Producers	3.4	166,421
Telecommunication Equipment	3.3	166,310
	100.0%	$4,969,738

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,161,576	$—	$4,161,576
Government Obligations*	—	808,162	—	808,162
Total	$—	$4,969,738	$—	$4,969,738

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2014 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 96.1%
Basic Materials: 1.1%
$100,000	Novelis, Inc. 8.75%, 12/15/15 (c)	$111,500
Communications: 22.6%
200,000	Cablevision Systems Corp. 8.63%, 09/15/17	233,500
300,000	CCO Holdings LLC 7.25%, 03/10/14 (c)	318,375
100,000	CenturyLink, Inc. 5.80%, 03/15/22	99,000
100,000	Cequel Communications Holdings I LLC 6.38%, 09/15/15 (c) 144A	102,750
100,000	Clear Channel Communications, Inc. 9.00%, 07/15/15 (c)	102,500
100,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	103,250
300,000	DISH DBS Corp. 7.13%, 02/01/16	330,750
150,000	Frontier Communications Corp. 8.25%, 04/15/17	174,187
100,000	Level 3 Financing, Inc. 8.13%, 07/01/15 (c)	110,500
100,000	MetroPCS Wireless, Inc. 6.63%, 04/01/18 (c) 144A	104,125
50,000	NII Capital Corp. 8.88%, 12/15/14 (c)	23,750
	Sprint Nextel Corp.
200,000	8.38%, 08/15/17	232,000
200,000	9.13%, 03/01/17	236,000
100,000	Windstream Corp. 7.88%, 11/01/17	114,750
		2,285,437
Consumer, Cyclical: 12.2%
	Caesars Entertainment Operating Co., Inc.
100,000	10.00%, 03/10/14 (c)	50,750
200,000	11.25%, 03/10/14 (c)	204,000
200,000	Chrysler Group LLC 8.25%, 06/15/16 (c)	225,250
100,000	General Motors Co. 4.88%, 10/02/23 144A	101,750
200,000	HD Supply, Inc. 7.50%, 10/15/16 (c)	214,500
100,000	Ltd Brands, Inc. 6.63%, 04/01/21	109,625
200,000	MGM Resorts International 6.63%, 07/15/15	214,500
100,000	The Goodyear Tire & Rubber Co. 6.50%, 03/01/16 (c)	107,125
		1,227,500
Consumer, Non-cyclical: 18.0%
100,000	Biomet, Inc. 6.50%, 08/01/15 (c)	107,125
100,000	Community Health Systems, Inc. 8.00%, 11/15/15 (c)	110,250
100,000	DaVita HealthCare Partners, Inc. 6.63%, 11/01/14 (c)	107,750
100,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	106,750
100,000	Hawk Acquisition Sub, Inc. 4.25%, 04/15/15 (c) 144A	98,000
350,000	HCA, Inc. 6.50%, 02/15/20	386,750
	Reynolds Group Issuer, Inc.
100,000	5.75%, 10/15/15 (c)	102,750
100,000	9.00%, 10/15/14 (c)	107,125
200,000	Tenet Healthcare Corp. 4.75%, 06/01/20	200,500
100,000	The Hertz Corp. 7.38%, 01/15/16 (c)	109,250
150,000	United Rentals North America, Inc. 8.38%, 09/15/15 (c)	167,250
200,000	Valeant Pharmaceuticals International 6.38%, 10/15/16 (c) 144A	214,500
		1,818,000
Energy: 14.8%
200,000	Chesapeake Energy Corp. 9.50%, 02/15/15	216,500
100,000	CONSOL Energy, Inc. 8.00%, 04/01/14 (c)	105,125
200,000	El Paso Corp. 7.75%, 01/15/32	207,331
100,000	Energy Transfer Equity LP 7.50%, 10/15/20	113,125
100,000	EP Energy LLC 6.88%, 05/01/15 (c)	108,125
200,000	Linn Energy LLC 8.63%, 04/15/15 (c)	217,000
110,000	Newfield Exploration Co. 5.63%, 07/01/24	110,550
100,000	Peabody Energy Corp. 6.00%, 11/15/18	107,000
200,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/21 144A	200,500
100,000	SandRidge Energy, Inc. 8.13%, 04/15/17 (c)	105,125
		1,490,381
Financial: 13.3%
350,000	Ally Financial, Inc. 8.00%, 11/01/31	422,625
300,000	CIT Group, Inc. 5.50%, 02/15/19 144A	321,000
100,000	Crown Castle International Corp. 5.25%, 01/15/23	99,625
200,000	International Lease Finance Corp. 8.75%, 03/15/17	233,750
100,000	SLM Corp. 6.25%, 01/25/16	107,875
150,000	Springleaf Finance Corp. 5.40%, 12/01/15	157,875
		1,342,750
Industrial: 4.8%
100,000	Ball Corp. 5.00%, 03/15/22	99,875
100,000	Case New Holland, Inc. 7.88%, 12/01/17	117,625
100,000	Sealed Air Corp. 8.38%, 09/15/16 (c) 144A	114,750
	TransDigm, Inc.
100,000	5.50%, 10/15/15 (c)	99,500
50,000	7.75%, 12/15/14 (c)	53,750
		485,500
Technology: 4.0%
300,000	First Data Corp. 12.63%, 01/15/16 (c)	351,000
50,000	Freescale Semiconductor, Inc. 8.05%, 06/01/15 (c)	54,625
		405,625
Utilities: 5.3%
150,000	AES Corp. 8.00%, 10/15/17	175,500
128,000	Calpine Corp. 7.50%, 11/01/15 (c) 144A	140,480
100,000	Energy Future Intermediate Holding Co. LLC 10.00%, 12/01/15 (c)	106,250
100,000	NRG Energy, Inc. 7.63%, 01/15/18	113,000
		535,230
Total Corporate Bonds (Cost: $9,666,559)		9,701,923

Number of Shares
MONEY MARKET FUND: 1.5% (Cost: $150,385)
150,385	Dreyfus Government Cash Management Fund	150,385
Total Investments: 97.6% (Cost: $9,816,944)		9,852,308
Other assets less liabilities: 2.4%		242,210
NET ASSETS: 100.0%		$10,094,518

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,009,210, or 29.8% of net assets.

At January 31, 2014 the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Cost	Market Value	Unrealized Loss
Contracts to Sell:
5 Year Treasury Note*	83	March 2014	$(9,980,750)	$(10,011,875)	$(31,125)

*	Segregated cash collateral for futures contracts held at broker is $93,504.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.1%	$111,500
Communications	23.2	2,285,437
Consumer, Cyclical	12.5	1,227,500
Consumer, Non-cyclical	18.5	1,818,000
Energy	15.1	1,490,381
Financial	13.6	1,342,750
Industrial	4.9	485,500
Technology	4.1	405,625
Utilities	5.5	535,230
Money Market Fund	1.5	150,385
	100.0%	$9,852,308

The summary of inputs used to value the Fund’s investments as of January 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$9,701,923	$—	$9,701,923
Money Market Fund	150,385	—	—	150,385
Total	$150,385	$9,701,923	$—	$9,852,308

Other Financial Instruments:
Futures	$(31,125)	$—	$—	$(31,125)

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedule of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2014 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of January 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$27,779,080	$835,036	$(567,059)	$267,977
Emerging Markets Aggregate Bond	16,750,608	48,149	(1,027,145)	(978,996)
Emerging Markets High Yield	255,532,305	1,267,464	(12,331,327)	(11,063,863)
Emerging Markets Local Currency	944,983,160	1,429,525	(161,714,607)	(160,285,082)
Fallen Angel	15,660,104	918,711	(78,140)	840,571
International High Yield	155,541,010	4,422,217	(8,693,695)	(4,271,478)
Investment Grade	97,134,972	301,715	(46,935)	254,780
Mortgage REIT	116,746,871	4,039,786	(21,405,049)	(17,365,263)
Preferred Securities	142,215,125	1,795,970	(11,908,592)	(10,112,622)
Renminbi	4,792,396	182,968	(5,626)	177,342
Treasury-Hedged	9,816,944	156,532	(121,168)	35,364

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 27, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 27, 2014